UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21632

Kiewit Investment Fund LLLP

(Exact name of registrant as specified in charter)

Kiewit Plaza, Omaha, NE 68131

(Address of principal executive offices) (Zip code)

Robert L. Giles, Jr.

Kiewit Plaza

Omaha, NE 68131

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-800-443-4306

Date of fiscal year end: March 31

Date of reporting period: April 1, 2008 to June 30, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

	Shares	Market Value
EQUITY INVESTMENTS (53.9%)

Common Stocks (Active & Passive Domestic Equities) (32.2%)
Consumer Discretionary — 3.0%
99 Cents Only Stores*	100	$660
Aaron Rents, Inc.	100	2,233
Abercrombie & Fitch Co., Class A	353	22,126
Advance Auto Parts, Inc.	400	15,532
Aeropostale, Inc.*	300	9,399
AFC Enterprises*	100	799
AH Belo Corp., Class A	60	342
Amazon.com, Inc.*	1,250	91,662
Ambassadors Group, Inc.	100	1,492
American Axle & Manufacturing Holdings, Inc.	200	1,598
American Eagle Outfitters, Inc.	800	10,904
American Greetings Corp., Class A	200	2,468
Ameristar Casinos, Inc.	100	1,382
AnnTaylor Stores Corp.*	300	7,188
Apollo Group, Inc., Class A*	556	24,609
Arbitron, Inc.	100	4,750
ArvinMeritor, Inc.	200	2,496
ATC Technology Corp.*	100	2,328
Audiovox Corp., Class A*	100	982
Autoliv, Inc.	300	13,986
AutoNation, Inc.*	547	5,481
Autozone, Inc.*	200	24,202
Bally Technologies, Inc.*	200	6,760
Barnes & Noble, Inc.	200	4,968
Beazer Homes USA, Inc.	200	1,114
Bebe Stores, Inc.	100	961
Bed Bath & Beyond, Inc.*	1,100	30,910
Belo Corp., Class A	300	2,193
Best Buy Co., Inc.	1,313	51,995
Big 5 Sporting Goods Corp.	100	757
Big Lots, Inc.*	400	12,496
BJ's Restaurants, Inc.*	100	973
Black & Decker Corp.	300	17,253
Blockbuster, Inc., Class A*	600	1,500
Blue Nile, Inc.*	100	4,252
Bluegreen Corp.*	100	605
Blyth, Inc.	100	1,203
Bob Evans Farms, Inc.	100	2,860
Borders Group, Inc.	200	1,200
BorgWarner, Inc.	500	22,190
Boyd Gaming Corp.	200	2,512
Brinker International, Inc.	450	8,505
Brookfield Homes Corp.	88	1,081
Brown Shoe Co., Inc.	225	3,049
Brunswick Corp./DE	300	3,180
Buckle, Inc./The	100	4,573
Build-A-Bear Workshop, Inc., Class A*	100	727
Burger King Holdings, Inc.	300	8,037
Cabela's, Inc.*	100	1,101
Cablevision Systems Corp., Class A*	800	18,080
California Pizza Kitchen, Inc.*	150	1,679
Callaway Golf Co.	300	3,549
Capella Education Co.*	100	5,965
Career Education Corp.*	300	4,383
Carmax, Inc.*	800	11,352
Carnival Corp.	1,700	56,032
Carter's, Inc.*	200	2,764
Cato Corp./The, Class A	100	1,424
CBRL Group, Inc.	110	2,696
CBS Corp., Class B	2,500	48,725
CEC Entertainment, Inc.*	100	2,801
Centex Corp.	500	6,685

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Consumer Discretionary — 3.0%
Central European Distribution Corp.*	150	$11,123
Central European Media Enterprises Ltd., Class A*	138	12,493
Champion Enterprises, Inc.*	300	1,755
Charlotte Russe Holding, Inc.*	100	1,776
Charming Shoppes, Inc.*	400	1,836
Charter Communications, Inc., Class A*	1,000	1,050
Cheesecake Factory (The)*	300	4,773
Chico's FAS, Inc.*	600	3,222
Childrens Place Retail Stores, Inc./The*	100	3,610
Chipotle Mexican Grill, Inc., Class A*	100	8,262
Choice Hotels International, Inc.	100	2,650
Christopher & Banks Corp.	100	680
Circuit City Stores, Inc.	600	1,734
Citadel Broadcasting Corp.*	795	970
CKE Restaurants, Inc.	200	2,494
CKX, Inc.*	100	875
Clear Channel Communications, Inc.	2,000	70,400
Clear Channel Outdoor Holdings, Inc., Class A*	100	1,783
Coach, Inc.*	1,400	40,432
Coinstar, Inc.*	100	3,271
Coldwater Creek, Inc.*	250	1,320
Collective Brands, Inc.*	200	2,326
Columbia Sportswear Co.	100	3,675
Comcast Corp., Class A	11,100	210,567
Cooper Tire & Rubber Co.	200	1,568
Corinthian Colleges, Inc.*	300	3,483
Cox Radio, Inc., Class A*	100	1,180
CROCS, Inc.*	326	2,611
CSK Auto Corp.*	200	2,096
CTC Media, Inc.*	200	4,932
Cumulus Media, Inc., Class A*	200	788
Dana Holding Corp.*	400	2,140
Darden Restaurants, Inc.	600	19,164
Deckers Outdoor Corp.*	51	7,099
Denny's Corp.*	300	852
DeVry, Inc.	200	10,724
Dick's Sporting Goods, Inc.*	400	7,096
Dillard's, Inc., Class A	200	2,314
DineEquity, Inc.	100	3,736
DIRECTV Group, Inc./The*	2,300	59,593
Discovery Holding Co., Class A*	1,100	24,156
DISH Network Corp., Class A*	800	23,424
Dollar Tree, Inc.*	400	13,076
Domino's Pizza, Inc.*	100	1,150
DR Horton, Inc.	1,300	14,105
DreamWorks Animation SKG, Inc., Class A*	300	8,943
Dress Barn, Inc.*	200	2,676
Drew Industries, Inc.*	100	1,595
DSW, Inc., Class A*	100	1,178
Eastman Kodak Co.	1,200	17,316
Entercom Communications Corp., Class A	100	702
Entravision Communications Corp., Class A*	300	1,206
Ethan Allen Interiors, Inc.	100	2,460
EW Scripps Co., Class A	400	16,616
Exide Technologies*	400	6,704
Expedia, Inc.*	731	13,436
Family Dollar Stores, Inc.	600	11,964
Finish Line, Class A*	133	1,157
Fleetwood Enterprises, Inc.*	200	524
Foot Locker, Inc.	600	7,470
Ford Motor Co.*	8,590	41,318
Fortune Brands, Inc.	600	37,446
Fossil, Inc.*	200	5,814
Fred's, Inc., Class A	100	1,124
Furniture Brands International, Inc.	200	2,672
GameStop Corp., Class A*	600	24,240
Gannett Co., Inc.	900	19,503
Gap, Inc./The	1,900	31,673

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Consumer Discretionary — 3.0%
Garmin Ltd.	541	$23,176
Gaylord Entertainment Co.*	200	4,792
General Motors Corp.	1,800	20,700
Genesco, Inc.*	100	3,087
Gentex Corp.	500	7,220
Genuine Parts Co.	700	27,776
Getty Images, Inc.*	200	6,786
Goodyear Tire & Rubber Co./The*	1,001	17,848
Gray Television, Inc.	200	574
Great Wolf Resorts, Inc.*	100	437
Group 1 Automotive, Inc.	100	1,987
GSI Commerce, Inc.*	100	1,363
Guess ?, Inc.	200	7,490
Gymboree Corp.*	100	4,007
H&R Block, Inc.	1,200	25,680
Hanesbrands, Inc.*	350	9,499
Harley-Davidson, Inc.	1,000	36,260
Harman International Industries, Inc.	300	12,417
Harte-Hanks, Inc.	200	2,290
Hasbro, Inc.	600	21,432
Hearst-Argyle Television, Inc.	100	1,920
Helen of Troy Ltd.*	100	1,612
Hibbett Sports, Inc.*	150	3,165
Hillenbrand, Inc.	300	6,420
Home Depot, Inc.	15,242	356,968
HOT Topic, Inc.*	200	1,082
Hovnanian Enterprises, Inc., Class A*	200	1,096
IAC/InterActiveCorp*	700	13,496
Iconix Brand Group, Inc.*	100	1,208
Idearc, Inc.	530	1,245
Interactive Data Corp.	100	2,513
International Game Technology	1,300	32,474
International Speedway Corp., Class A	100	3,903
Interpublic Group of Cos, Inc.*	1,700	14,620
Isle of Capri Casinos, Inc.*	100	479
ITT Educational Services, Inc.*	200	16,526
J Crew Group, Inc.*	200	6,602
Jack in the Box, Inc.*	314	7,037
Jackson Hewitt Tax Service, Inc.	100	1,222
Jakks Pacific, Inc.*	100	2,185
Jarden Corp.*	222	4,049
JC Penney Co., Inc.	4,925	178,728
Jo-Ann Stores, Inc.*	100	2,303
John Wiley & Sons, Inc., Class A	200	9,006
Johnson Controls, Inc.	2,347	67,312
Jones Apparel Group, Inc.	400	5,500
JOS A Bank Clothiers, Inc.*	125	3,344
Journal Communications, Inc., Class A	100	482
KB Home	300	5,079
Kohl's Corp.*	3,025	121,121
Krispy Kreme Doughnuts, Inc.*	200	998
K-Swiss, Inc., Class A	100	1,470
Lamar Advertising Co., Class A*	300	10,809
Landry's Restaurants, Inc.	100	1,797
Las Vegas Sands Corp.*	400	18,976
La-Z-Boy, Inc., Class Z	200	1,530
Leapfrog Enterprises, Inc.*	100	832
Lear Corp.*	300	4,254
Lee Enterprises, Inc./IA	200	798
Leggett & Platt, Inc.	600	10,062
Lennar Corp., Class A	500	6,170
Liberty Global, Inc., Class A*	1,460	45,888
Liberty Media Corp. - Entertainment, Series A*	2,124	51,465
Liberty Media Corp. - Interactive*	2,600	38,376
Life Time Fitness, Inc.*	100	2,955
LIN TV Corp., Class A*	100	596
Live Nation, Inc.*	225	2,380
Liz Claiborne, Inc.	400	5,660

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Consumer Discretionary — 3.0%
LKQ Corp.*	500	$9,035
Lowe's Cos, Inc.	5,964	123,753
Ltd. Brands, Inc.	1,200	20,220
Lululemon Athletica, Inc.*	100	2,906
Macy's, Inc.	1,722	33,441
Magna International, Inc., Class A	2,075	122,923
Marcus Corp.	100	1,495
MarineMax, Inc.*	100	717
Marriott International, Inc./DE, Class A	1,300	34,112
Martha Stewart Living Omnimedia, Class A*	100	740
Marvel Entertainment, Inc.*	200	6,428
Mattel, Inc.	5,375	92,020
Matthews International Corp., Class A	100	4,526
McClatchy Co., Class A	253	1,715
McDonald's Corp.	4,475	251,585
McGraw-Hill Cos, Inc./The	1,300	52,156
MDC Holdings, Inc.	100	3,906
Media General, Inc., Class A	100	1,195
Mediacom Communications Corp., Class A*	200	1,068
Men's Wearhouse, Inc.	200	3,258
Meredith Corp.	200	5,658
Meritage Homes Corp.*	100	1,517
MGM Mirage*	485	16,437
Midas, Inc.*	100	1,350
Modine Manufacturing Co.	100	1,237
Mohawk Industries, Inc.*	200	12,820
Morningstar, Inc.*	100	7,203
Movado Group, Inc.	100	1,980
Multimedia Games, Inc.*	100	442
National CineMedia, Inc.	200	2,132
Nautilus, Inc.	100	508
NetFlix, Inc.*	200	5,214
New York Times Co./The, Class A	500	7,695
Newell Rubbermaid, Inc.	1,100	18,469
News Corp., Class A	9,000	135,360
Nike, Inc., Class B	1,400	83,454
Nordstrom, Inc.	700	21,210
NutriSystem, Inc.	100	1,414
NVR, Inc.*	18	9,001
O'Charleys, Inc.	100	1,006
Office Depot, Inc.*	1,100	12,034
OfficeMax, Inc.	300	4,170
Omnicom Group, Inc.	1,274	57,177
O'Reilly Automotive, Inc.*	400	8,940
Orient-Express Hotels Ltd., Class A	200	8,688
Oxford Industries, Inc.	100	1,915
Pacific Sunwear Of California*	300	2,559
Panera Bread Co., Class A*	100	4,626
Papa John's International, Inc.*	200	5,318
Penn National Gaming, Inc.*	300	9,645
Penske Auto Group, Inc.	200	2,948
PEP Boys-Manny Moe & Jack	200	1,744
PetSmart, Inc.	500	9,975
PF Chang's China Bistro, Inc.*	100	2,234
Phillips-Van Heusen Corp.	200	7,324
Pier 1 Imports, Inc.*	300	1,032
Pinnacle Entertainment, Inc.*	200	2,098
Playboy Enterprises, Inc., Class B*	100	494
Polaris Industries, Inc.	200	8,076
Polo Ralph Lauren Corp.	249	15,632
Pool Corp.	200	3,552
priceline.com, Inc.*	152	17,550
Primedia, Inc.	83	387
Pulte Homes, Inc.	800	7,704
Quiksilver, Inc.*	400	3,928
RadioShack Corp.	500	6,135
RC2 Corp.*	100	1,856
RCN Corp.*	100	1,078

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Consumer Discretionary — 3.0%
Red Robin Gourmet Burgers, Inc.*	100	$2,774
Regal Entertainment Group, Class A	200	3,056
Regis Corp.	200	5,270
Rent-A-Center, Inc./TX, Class A*	200	4,114
RH Donnelley Corp.*	220	660
Ross Stores, Inc.	500	17,760
Royal Caribbean Cruises Ltd.	500	11,235
Ruby Tuesday, Inc.	200	1,080
Ryland Group, Inc.	200	4,362
Saks, Inc.*	600	6,588
Sally Beauty Holdings, Inc.*	300	1,938
Scholastic Corp.*	100	2,866
Scientific Games Corp., Class A*	200	5,924
Sealy Corp.	200	1,148
Sears Holdings Corp.*	294	21,656
Service Corp. International/US	1,000	9,860
Sherwin-Williams Co./The	400	18,372
Shuffle Master, Inc.*	100	494
Sinclair Broadcast Group, Inc., Class A	200	1,520
Sirius Satellite Radio, Inc.*	5,100	9,792
Six Flags, Inc.*	300	345
Skechers U.S.A., Inc., Class A*	100	1,976
Snap-On, Inc.	200	10,402
Sonic Automotive, Inc., Class A	100	1,289
Sonic Corp.*	200	2,960
Sotheby's	200	5,274
Speedway Motorsports, Inc.	100	2,038
Stage Stores, Inc.	150	1,751
Stamps.com, Inc.*	100	1,248
Standard Pacific Corp.	200	676
Stanley Works (The)	300	13,449
Staples, Inc.	2,800	66,500
Starbucks Corp.*	2,900	45,646
Starwood Hotels & Resorts Worldwide, Inc.	800	32,056
Steak N Shake Co./The*	100	633
Stein Mart, Inc.	100	451
Steiner Leisure Ltd.*	100	2,835
Steven Madden Ltd.*	150	2,757
Stewart Enterprises, Inc., Class A	400	2,880
Strayer Education, Inc.	61	12,753
Superior Industries International, Inc.	100	1,688
Talbots, Inc.	100	1,159
Target Corp.	3,200	148,768
TeleTech Holdings, Inc.*	100	1,996
Tempur-Pedic International, Inc.	300	2,343
Tenneco, Inc.*	200	2,706
Texas Roadhouse, Inc., Class A*	200	1,794
thinkorswim Group, Inc.*	300	2,115
Thor Industries, Inc.	100	2,126
Tiffany & Co.	500	20,375
Tim Hortons, Inc.	741	21,259
Timberland Co., Class A*	200	3,270
Time Warner Cable, Inc., Class A*	600	15,888
Time Warner, Inc.	14,099	208,665
TJX Cos, Inc.	5,475	172,298
Toll Brothers, Inc.*	500	9,365
Tractor Supply Co.*	100	2,904
Triarc Cos, Inc., Class B	200	1,266
TRW Automotive Holdings Corp.*	200	3,694
Tuesday Morning Corp.*	100	411
Tupperware Brands Corp.	200	6,844
Tween Brands, Inc.*	100	1,646
Under Armour, Inc., Class A*	100	2,564
Unifirst Corp./MA	100	4,466
Universal Technical Institute, Inc.*	100	1,246
Urban Outfitters, Inc.*	400	12,476
Vail Resorts, Inc.*	100	4,283
Valassis Communications, Inc.*	200	2,504

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Consumer Discretionary — 3.0%
VF Corp.	351	$24,984
Viacom, Inc., Class B*	2,204	67,310
Virgin Media, Inc.	1,080	14,699
Visteon Corp.*	400	1,052
WABCO Holdings, Inc.	233	10,825
Walt Disney Co./The	7,560	235,872
Warnaco Group, Inc./The*	200	8,814
Warner Music Group Corp.	300	2,142
Washington Post Co./The, Class B	23	13,499
Weight Watchers International, Inc.	200	7,122
Wendy's International, Inc.	400	10,888
Westwood One, Inc.*	300	372
Whirlpool Corp.	3,635	224,389
Williams-Sonoma, Inc.	400	7,936
Winnebago Industries	100	1,019
WMS Industries, Inc.*	150	4,465
Wolverine World Wide, Inc.	200	5,334
Wyndham Worldwide Corp.	720	12,895
Wynn Resorts Ltd.	200	16,270
XM Satellite Radio Holdings, Inc., Class A*	1,100	8,624
Yum! Brands, Inc.	2,000	70,180
Zale Corp.*	200	3,778
Zumiez, Inc.*	100	1,658
		5,841,103
Consumer Staples — 3.0%
Alberto-Culver Co.	300	7,881
Alliance One International, Inc.*	300	1,533
Altria Group, Inc.	8,269	170,011
American Oriental Bioengineering, Inc.*	300	2,961
Andersons, Inc./The	100	4,071
Anheuser-Busch Cos, Inc.	2,800	173,936
Archer-Daniels-Midland Co.	2,600	87,750
Avon Products, Inc.	1,700	61,234
Bare Escentuals, Inc.*	200	3,746
BJ's Wholesale Club, Inc.*	200	7,740
Brown-Forman Corp., Class B	300	22,671
Bunge Ltd.	500	53,845
Campbell Soup Co.	900	30,114
Casey's General Stores, Inc.	200	4,634
Central Garden and Pet Co., Class A*	200	820
Chattem, Inc.*	100	6,505
Chiquita Brands International, Inc.*	100	1,517
Church & Dwight Co., Inc.	300	16,905
Clorox Co.	600	31,320
Coca-Cola Co./The	9,189	477,644
Coca-Cola Enterprises, Inc.	1,200	20,760
Colgate-Palmolive Co.	2,000	138,200
ConAgra Foods, Inc.	1,900	36,632
Constellation Brands, Inc., Class A*	700	13,902
Corn Products International, Inc.	300	14,733
Costco Wholesale Corp.	1,700	119,238
CVS/Caremark Corp.	5,672	224,441
Darling International, Inc.*	300	4,956
Dean Foods Co.*	500	9,810
Del Monte Foods Co.	700	4,970
Dr Pepper Snapple Group, Inc.*	1,000	20,980
Elizabeth Arden, Inc.*	100	1,518
Energizer Holdings, Inc.*	200	14,618
Estee Lauder Cos, Inc./The, Class A	500	23,225
Flowers Foods, Inc.	300	8,502
Fresh Del Monte Produce, Inc.*	100	2,357
General Mills, Inc.	1,300	79,001
Gilead Sciences, Inc.*	3,700	195,915
Great Atlantic & Pacific Tea Co.*	112	2,556
Green Mountain Coffee Roasters, Inc.*	100	3,757
Hain Celestial Group, Inc.*	100	2,348
Hansen Natural Corp.*	300	8,646
Herbalife Ltd.	200	7,750

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Consumer Staples — 3.0%
Hershey Co./The	700	$22,946
HJ Heinz Co.	1,300	62,205
Hormel Foods Corp.	300	10,383
J&J Snack Foods Corp.	100	2,741
JM Smucker Co./The	200	8,128
Kellogg Co.	1,000	48,020
Kimberly-Clark Corp.	5,206	311,215
Kraft Foods, Inc., Class A	8,347	237,472
Kroger Co./The	2,700	77,949
Lancaster Colony Corp.	100	3,028
Lance, Inc.	100	1,877
Longs Drug Stores Corp.	100	4,211
Lorillard, Inc.*	600	41,496
McCormick & Co., Inc./MD	500	17,830
Molson Coors Brewing Co., Class B	500	27,165
NBTY, Inc.*	200	6,412
Nu Skin Enterprises, Inc.	200	2,984
Pantry, Inc./The*	100	1,066
Pepsi Bottling Group, Inc.	500	13,960
PepsiAmericas, Inc.	200	3,956
PepsiCo, Inc.	6,300	400,617
Philip Morris International, Inc.	8,269	408,406
Pilgrim's Pride Corp.	100	1,299
Prestige Brands Holdings, Inc.*	100	1,066
Procter & Gamble Co.	12,066	733,733
Ralcorp Holdings, Inc.*	100	4,944
Reynolds American, Inc.	700	32,669
Rite Aid Corp.*	2,500	3,975
Ruddick Corp.	200	6,862
Safeway, Inc.	1,700	48,535
Sanderson Farms, Inc.	100	3,452
Sara Lee Corp.	12,125	148,531
Smithfield Foods, Inc.*	400	7,952
Spartan Stores, Inc.	100	2,300
Spectrum Brands, Inc.*	100	255
SUPERVALU, Inc.	818	25,268
SYSCO Corp.	2,500	68,775
Tootsie Roll Industries, Inc.	109	2,739
TreeHouse Foods, Inc.*	100	2,426
Tyson Foods, Inc., Class A	1,100	16,434
United Natural Foods, Inc.*	200	3,896
Universal Corp./Richmond VA	100	4,522
USANA Health Sciences, Inc.*	100	2,687
UST, Inc.	600	32,766
Vector Group Ltd.	115	1,855
Walgreen Co.	3,900	126,789
Wal-Mart Stores, Inc.	10,775	605,555
WD-40 Co.	100	2,925
Weis Markets, Inc.	100	3,247
Whole Foods Market, Inc.	500	11,845
Winn-Dixie Stores, Inc.*	100	1,602
WM Wrigley Jr Co.	950	73,891
		5,822,515
Energy — 4.5%
Alpha Natural Resources, Inc.*	300	31,287
Anadarko Petroleum Corp.	1,800	134,712
Apache Corp.	1,348	187,372
Arch Coal, Inc.	600	45,018
Arena Resources, Inc.*	200	10,564
Atlas America, Inc.	168	7,568
ATP Oil & Gas Corp.*	100	3,947
Atwood Oceanics, Inc.*	100	12,434
Aventine Renewable Energy Holdings, Inc.*	200	880
Baker Hughes, Inc.	1,200	104,808
Basic Energy Services, Inc.*	100	3,150
Berry Petroleum Co., Class A	200	11,776
Bill Barrett Corp.*	100	5,941
BJ Services Co.	1,200	38,328

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Energy — 4.5%
BP plc ADR	2,350	$163,490
BPZ Resources, Inc.*	400	11,760
Brigham Exploration Co.*	200	3,166
Bristow Group, Inc.*	100	4,949
Cabot Oil & Gas Corp.	400	27,092
Cal Dive International, Inc.*	300	4,287
Callon Petroleum Co.*	100	2,736
Cameron International Corp.*	900	49,815
CARBO Ceramics, Inc.	100	5,835
Carrizo Oil & Gas, Inc.*	100	6,809
Cheniere Energy, Inc.*	200	874
Chesapeake Energy Corp.	2,100	138,516
Chevron Corp.	8,200	812,866
Cimarex Energy Co.	300	20,901
CNX Gas Corp.*	100	4,204
Complete Production Services, Inc.*	200	7,284
Comstock Resources, Inc.*	200	16,886
Concho Resources, Inc.*	200	7,460
ConocoPhillips	6,083	574,174
Consol Energy, Inc.	700	78,659
Contango Oil & Gas Co.*	100	9,292
Continental Resources, Inc./OK*	100	6,932
Crosstex Energy, Inc.	129	4,471
Delta Petroleum Corp.*	200	5,104
Denbury Resources, Inc.*	1,000	36,500
Devon Energy Corp.	1,800	216,288
Diamond Offshore Drilling, Inc.	300	41,742
Dresser-Rand Group, Inc.*	300	11,730
Dril-Quip, Inc.*	200	12,600
El Paso Corp.	2,700	58,698
Encore Acquisition Co.*	200	15,038
Energy Partners Ltd.*	76	1,134
ENSCO International, Inc.	600	48,444
EOG Resources, Inc.	1,000	131,200
Evergreen Energy, Inc.*	200	348
EXCO Resources, Inc.*	300	11,073
Exterran Holdings, Inc.*	297	21,233
Exxon Mobil Corp.	20,848	1,837,334
FMC Technologies, Inc.*	500	38,465
Forest Oil Corp.*	394	29,353
Foundation Coal Holdings, Inc.	200	17,716
Frontier Oil Corp.	400	9,564
Frontline Ltd.	200	13,956
General Maritime Corp.	100	2,598
Global Industries Ltd.*	500	8,965
GMX Resources, Inc.*	100	7,410
Golar LNG Ltd.	200	3,098
Goodrich Petroleum Corp.*	100	8,292
Gran Tierra Energy, Inc.*	400	3,188
Grey Wolf, Inc.*	600	5,418
Gulfmark Offshore, Inc.*	100	5,818
Halliburton Co.	3,421	181,552
Harvest Natural Resources, Inc.*	100	1,106
Helix Energy Solutions Group, Inc.*	343	14,283
Helmerich & Payne, Inc.	400	28,808
Hercules Offshore, Inc.*	392	14,904
Hess Corp.	1,100	138,809
Holly Corp.	200	7,384
Hornbeck Offshore Services, Inc.*	100	5,651
IHS, Inc., Class A*	200	13,920
International Coal Group, Inc.*	400	5,220
ION Geophysical Corp.*	300	5,235
James River Coal Co.*	100	5,869
Key Energy Services, Inc.*	500	9,710
Lufkin Industries, Inc.	100	8,328
Marathon Oil Corp.	2,806	145,547
Mariner Energy, Inc.*	400	14,788
Massey Energy Co.	300	28,125

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Energy — 4.5%
Matrix Service Co.*	100	$2,306
McMoRan Exploration Co.*	200	5,504
Meridian Resource Corp.*	300	885
Murphy Oil Corp.	800	78,440
Nabors Industries Ltd.*	1,200	59,076
NATCO Group, Inc., Class A*	100	5,453
National Oilwell Varco, Inc.*	1,624	144,081
Newfield Exploration Co.*	500	32,625
Newpark Resources*	300	2,358
Noble Corp.	1,100	71,456
Noble Energy, Inc.	700	70,392
Nordic American Tanker Shipping	100	3,882
Occidental Petroleum Corp.	3,252	292,225
Oceaneering International, Inc.*	200	15,410
Oil States International, Inc.*	200	12,688
Oilsands Quest, Inc.*	800	5,200
Overseas Shipholding Group, Inc.	100	7,952
Pacific Ethanol, Inc.*	100	181
Parallel Petroleum Corp.*	100	2,013
Parker Drilling Co.*	300	3,003
Patriot Coal Corp.*	100	15,329
Patterson-UTI Energy, Inc.	600	21,624
Peabody Energy Corp.	1,100	96,855
Penn Virginia Corp.	200	15,084
PetroHawk Energy Corp.*	830	38,437
Petroleum Development Corp.*	100	6,649
Petroquest Energy, Inc.*	100	2,690
Pioneer Drilling Co.*	100	1,881
Pioneer Natural Resources Co.	500	39,140
Plains Exploration & Production Co.*	437	31,888
Pride International, Inc.*	700	33,103
Quicksilver Resources, Inc.*	400	15,456
Range Resources Corp.	650	42,601
Rentech, Inc.*	500	950
Rosetta Resources, Inc.*	200	5,700
Rowan Cos, Inc.	400	18,700
RPC, Inc.	225	3,780
SandRidge Energy, Inc.*	400	25,832
Schlumberger Ltd.	4,700	504,921
SEACOR Holdings, Inc.*	100	8,951
Ship Finance International Ltd.	100	2,953
Smith International, Inc.	800	66,512
Southwestern Energy Co.*	1,400	66,654
Spectra Energy Corp.	2,446	70,298
St Mary Land & Exploration Co.	200	12,928
Stone Energy Corp.*	100	6,591
Sunoco, Inc.	500	20,345
Superior Energy Services, Inc.*	300	16,542
Swift Energy Co.*	100	6,606
Teekay Corp.	200	9,036
Tesoro Corp.	500	9,885
Tetra Technologies, Inc.*	300	7,113
Tidewater, Inc.	200	13,006
Toreador Resources Corp.*	100	853
Transocean, Inc.*	1,258	191,707
Unit Corp.*	200	16,594
Uranium Resources, Inc.*	300	1,107
USEC, Inc.*	300	1,824
Vaalco Energy, Inc.*	200	1,694
Valero Energy Corp.	2,200	90,596
VeraSun Energy Corp.*	200	826
W&T Offshore, Inc.	100	5,851
Warren Resources, Inc.*	200	2,936
Weatherford International Ltd.*	2,700	133,893
Western Refining, Inc.	100	1,184
W-H Energy Services, Inc., Class H*	100	9,574
Whiting Petroleum Corp.*	181	19,201
Willbros Group, Inc.*	200	8,762

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Energy — 4.5%
Williams Cos, Inc.	2,400	$96,744
World Fuel Services Corp.	100	2,194
XTO Energy, Inc.	2,075	142,158
		8,572,657
Financials — 5.3%
Acadia Realty Trust REIT	100	2,315
ACE Ltd.	1,300	71,617
Advance America Cash Advance Centers, Inc.	200	1,016
Advanta Corp., Class B	150	943
Affiliated Managers Group, Inc.*	200	18,012
Aflac, Inc.	1,900	119,320
Alexander's, Inc. REIT*	10	3,106
Alexandria Real Estate Equities, Inc. REIT	142	13,822
Alleghany Corp.*	16	5,313
Allied Capital Corp.	700	9,723
Allied World Assurance Co. Holdings Ltd.	200	7,924
Allstate Corp./The	8,525	388,655
AMB Property Corp. REIT	400	20,152
AMBAC Financial Group, Inc.	400	536
Amcore Financial, Inc.	101	572
American Campus Communities, Inc. REIT	107	2,979
American Capital Strategies Ltd.	900	21,393
American Equity Investment Life Holding Co.	100	815
American Express Co.	4,100	154,447
American Financial Group, Inc./OH	300	8,025
American International Group, Inc.	9,182	242,956
American National Insurance Co.	100	9,802
AmeriCredit Corp.*	500	4,310
Ameriprise Financial, Inc.	920	37,416
Anchor Bancorp Wisconsin, Inc.	100	701
Annaly Capital Management, Inc. REIT	2,072	32,137
Anthracite Capital, Inc. REIT	200	1,408
Anworth Mortgage Asset Corp. REIT	200	1,302
AON Corp.	1,200	55,128
Apartment Investment & Management Co., Class A REIT	419	14,271
Apollo Investment Corp.	485	6,950
Arch Capital Group Ltd.*	200	13,264
Ares Capital Corp.	349	3,518
Argo Group International Holdings Ltd.*	164	5,504
Arthur J Gallagher & Co.	300	7,230
Ashford Hospitality Trust, Inc. REIT	500	2,310
Aspen Insurance Holdings Ltd.	300	7,101
Associated Banc-Corp	500	9,645
Assurant, Inc.	500	32,980
Assured Guaranty Ltd.	400	7,196
Astoria Financial Corp.	300	6,024
AvalonBay Communities, Inc. REIT	300	26,748
Axis Capital Holdings Ltd.	600	17,886
Bancorpsouth, Inc.	300	5,247
Bank Mutual Corp.	200	2,008
Bank of America Corp.	25,308	604,102
Bank of Hawaii Corp.	200	9,560
Bank of New York Mellon Corp./The	4,548	172,051
BankFinancial Corp.	100	1,301
Banner Corp.	100	886
BB&T Corp.	2,193	49,935
BioMed Realty Trust, Inc. REIT	200	4,906
BlackRock, Inc.	56	9,912
BOK Financial Corp.	100	5,345
Boston Private Financial Holdings, Inc.	100	567
Boston Properties, Inc. REIT	472	42,584
Brandywine Realty Trust REIT	369	5,815
BRE Properties, Inc. REIT	200	8,656
Brookline Bancorp, Inc.	200	1,910
Brown & Brown, Inc.	400	6,956
Calamos Asset Management, Inc., Class A	100	1,703
Camden Property Trust REIT	200	8,852
Capital One Financial Corp.	7,854	298,531

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Financials — 5.3%
Capital Trust, Inc./NY, Class A REIT	100	$1,921
CapitalSource, Inc. REIT	621	6,881
Capitol Bancorp Ltd.	100	897
Capitol Federal Financial	100	3,761
Capstead Mortgage Corp. REIT	200	2,170
Cascade Bancorp	125	962
Cash America International, Inc.	100	3,100
Cathay General Bancorp	200	2,174
CB Richard Ellis Group, Inc., Class A*	700	13,440
CBL & Associates Properties, Inc. REIT	200	4,568
Cedar Shopping Centers, Inc. REIT	100	1,172
Central Pacific Financial Corp.	100	1,066
Charles Schwab Corp./The	3,717	76,347
Chemical Financial Corp.	100	2,040
Chimera Investment Corp. REIT	220	1,982
Chubb Corp.	1,400	68,614
Cincinnati Financial Corp.	700	17,780
CIT Group, Inc.	1,200	8,172
Citigroup, Inc.	38,931	652,484
Citizens Republic Bancorp, Inc.	213	601
City Holding Co.	100	4,077
City National Corp./CA	200	8,414
CME Group, Inc.	216	82,769
CNA Financial Corp.	100	2,515
Cohen & Steers, Inc.	100	2,597
Colonial BancGroup, Inc./The	500	2,210
Colonial Properties Trust REIT	200	4,004
Columbia Banking System, Inc.	100	1,933
Comerica, Inc.	600	15,378
Commerce Bancshares, Inc./Kansas City MO	341	13,524
Community Bank System, Inc.	100	2,062
Community Trust Bancorp, Inc.	100	2,626
CompuCredit Corp.*	100	600
Conseco, Inc.*	800	7,936
Corporate Office Properties Trust SBI MD REIT	100	3,433
Corus Bankshares, Inc.	200	832
Countrywide Financial Corp.	2,300	9,775
Cousins Properties, Inc. REIT	100	2,310
Cullen/Frost Bankers, Inc.	200	9,970
CVB Financial Corp.	275	2,596
DCT Industrial Trust, Inc. REIT	600	4,968
Delphi Financial Group, Inc., Class A	150	3,471
Developers Diversified Realty Corp. REIT	500	17,355
DiamondRock Hospitality Co. REIT	400	4,356
Digital Realty Trust, Inc. REIT	300	12,273
Dime Community Bancshares	100	1,651
Discover Financial Services	1,900	25,023
Douglas Emmett, Inc. REIT	500	10,985
Downey Financial Corp.	100	277
Duke Realty Corp. REIT	500	11,225
DuPont Fabros Technology, Inc. REIT	200	3,728
E*Trade Financial Corp.*	1,700	5,338
East West Bancorp, Inc.	200	1,412
EastGroup Properties, Inc. REIT	100	4,290
Eaton Vance Corp.	400	15,904
Education Realty Trust, Inc. REIT	100	1,165
eHealth, Inc.*	100	1,766
Employers Holdings, Inc.	200	4,140
Endurance Specialty Holdings Ltd.	200	6,158
Enstar Group Ltd.*	36	3,150
Entertainment Properties Trust REIT	100	4,944
Equity Lifestyle Properties, Inc. REIT	100	4,400
Equity One, Inc. REIT	100	2,055
Equity Residential REIT	1,100	42,097
Erie Indemnity Co., Class A	200	9,230
Essex Property Trust, Inc. REIT	100	10,650
Everest Re Group Ltd.	247	19,688
Extra Space Storage, Inc. REIT	300	4,608

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Financials — 5.3%
Ezcorp, Inc., Class A*	300	$3,825
FBL Financial Group, Inc., Class A	100	1,988
FCStone Group, Inc.*	100	2,793
Federal National Mortgage Association	14,902	290,738
Federal Realty Investment Trust REIT	258	17,802
Federated Investors, Inc., Class B	300	10,326
FelCor Lodging Trust, Inc. REIT	200	2,100
Fidelity National Financial, Inc., Class A	7,990	100,674
Fifth Third Bancorp	2,374	24,169
Financial Federal Corp.	150	3,294
First American Corp.	300	7,920
First Bancorp/Puerto Rico	200	1,268
First Busey Corp.	200	2,644
First Cash Financial Services, Inc.*	100	1,499
First Citizens BancShares, Inc./NC, Class A	26	3,627
First Commonwealth Financial Corp.	200	1,866
First Financial Bancorp	100	920
First Financial Bankshares, Inc.	100	4,581
First Horizon National Corp.	800	5,944
First Industrial Realty Trust, Inc. REIT	200	5,494
First Marblehead Corp./The	250	642
First Merchants Corp.	100	1,815
First Midwest Bancorp, Inc./IL	200	3,730
First Niagara Financial Group, Inc.	400	5,144
First Place Financial Corp./OH	100	940
First Potomac Realty Trust REIT	100	1,524
FirstFed Financial Corp.*	100	804
FirstMerit Corp.	300	4,893
Flagstar Bancorp, Inc.	100	301
Flushing Financial Corp.	100	1,895
FNB Corp./PA	200	2,356
Forest City Enterprises, Inc., Class A	300	9,666
Forestar Real Estate Group, Inc.*	133	2,534
Franklin Resources, Inc.	636	58,289
Franklin Street Properties Corp. REIT	200	2,528
Freddie Mac	15,125	248,050
Friedman Billings Ramsey Group, Inc., Class A REIT	500	750
Frontier Financial Corp.	150	1,278
Fulton Financial Corp.	725	7,286
FX Real Estate and Entertainment, Inc.*	20	38
General Growth Properties, Inc. REIT	900	31,527
Genworth Financial, Inc., Class A	1,700	30,277
Getty Realty Corp. REIT	100	1,441
GFI Group, Inc.	400	3,604
Glacier Bancorp, Inc.	150	2,398
GLG Partners, Inc.	300	2,340
Glimcher Realty Trust REIT	100	1,118
Goldman Sachs Group, Inc./The	1,555	271,969
Gramercy Capital Corp./New York REIT	148	1,715
Greenhill & Co., Inc.	100	5,386
Greenlight Capital Re Ltd., Class A*	100	2,286
Guaranty Bancorp*	200	720
Guaranty Financial Group, Inc.*	133	714
Hancock Holding Co.	100	3,929
Hanmi Financial Corp.	100	521
Hanover Insurance Group, Inc./The	200	8,500
Harleysville Group, Inc.	100	3,383
Harleysville National Corp.	105	1,172
Hartford Financial Services Group, Inc.	1,300	83,941
HCC Insurance Holdings, Inc.	400	8,456
HCP, Inc. REIT	900	28,629
Health Care REIT, Inc. REIT	400	17,800
Healthcare Realty Trust, Inc. REIT	200	4,754
Highwoods Properties, Inc. REIT	200	6,284
Hilb Rogal & Hobbs Co.	100	4,346
Hilltop Holdings, Inc.*	124	1,278
Home Properties, Inc. REIT	100	4,806
Horace Mann Educators Corp.	100	1,402

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Financials — 5.3%
Hospitality Properties Trust REIT	400	$9,784
Host Hotels & Resorts, Inc. REIT	2,189	29,880
HRPT Properties Trust REIT	700	4,739
Hudson City Bancorp, Inc.	2,100	35,028
Huntington Bancshares, Inc./OH	1,353	7,807
IBERIABANK Corp.	100	4,447
Independent Bank Corp./Rockland MA	100	2,384
IndyMac Bancorp, Inc.	300	186
Infinity Property & Casualty Corp.	100	4,152
Inland Real Estate Corp. REIT	200	2,884
Integra Bank Corp.	100	783
Interactive Brokers Group, Inc., Class A*	100	3,213
IntercontinentalExchange, Inc.*	300	34,200
International Bancshares Corp.	220	4,701
Invesco Ltd.	1,600	38,368
Investment Technology Group, Inc.*	200	6,692
Investors Bancorp, Inc.*	300	3,918
Investors Real Estate Trust REIT	200	1,908
IPC Holdings Ltd.	200	5,310
iStar Financial, Inc. REIT	500	6,605
Janus Capital Group, Inc.	700	18,529
Jefferies Group, Inc.	600	10,092
Jones Lang LaSalle, Inc.	145	8,728
JPMorgan Chase & Co.	17,706	607,493
KBW, Inc.*	100	2,058
Keycorp	1,500	16,470
Kilroy Realty Corp. REIT	100	4,703
Kimco Realty Corp. REIT	845	29,169
Kite Realty Group Trust REIT	100	1,250
Knight Capital Group, Inc., Class A*	400	7,192
LaBranche & Co., Inc.*	200	1,416
Lakeland Bancorp, Inc.	110	1,340
LandAmerica Financial Group, Inc.	100	2,219
LaSalle Hotel Properties REIT	200	5,026
Lazard Ltd., Class A	200	6,830
Legg Mason, Inc.	598	26,055
Lehman Brothers Holdings, Inc.	7,300	144,613
Leucadia National Corp.	700	32,858
Lexington Realty Trust REIT	200	2,726
Liberty Media Corp. - Capital, Series A*	481	6,926
Liberty Property Trust REIT	400	13,260
Lincoln National Corp.	1,049	47,541
Loews Corp.	1,400	65,660
LTC Properties, Inc. REIT	100	2,556
M&T Bank Corp.	300	21,162
Macerich Co./The REIT	300	18,639
Mack-Cali Realty Corp. REIT	300	10,251
Maguire Properties, Inc. REIT	100	1,217
Markel Corp.*	43	15,781
Marsh & McLennan Cos, Inc.	2,000	53,100
Marshall & Ilsley Corp.	935	14,334
Max Capital Group Ltd.	200	4,266
MB Financial, Inc.	100	2,247
MBIA, Inc.	1,000	4,390
MCG Capital Corp.	200	796
Medical Properties Trust, Inc. REIT	100	1,012
Mercury General Corp.	100	4,672
Merrill Lynch & Co., Inc.	3,873	122,813
MetLife, Inc.	1,865	98,416
MF Global Ltd.*	360	2,272
MFA Mortgage Investments, Inc. REIT	700	4,564
MGIC Investment Corp.	600	3,666
Mid-America Apartment Communities, Inc. REIT	100	5,104
Midwest Banc Holdings, Inc.	100	487
Montpelier Re Holdings Ltd.	400	5,900
Moody's Corp.	900	30,996
Morgan Stanley	8,225	296,676
MSCI, Inc., Class A*	200	7,258

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Financials — 5.3%
Nasdaq OMX Group (The)*	500	$13,275
National City Corp.	12,768	60,903
National Financial Partners Corp.	100	1,982
National Health Investors, Inc. REIT	100	2,851
National Penn Bancshares, Inc.	234	3,107
National Retail Properties, Inc. REIT	200	4,180
National Western Life Insurance Co., Class A	13	2,840
Nationwide Financial Services	200	9,602
Nationwide Health Properties, Inc. REIT	400	12,596
Navigators Group, Inc.*	100	5,405
NBT Bancorp, Inc.	100	2,061
Nelnet, Inc., Class A	100	1,123
New York Community Bancorp, Inc.	1,400	24,976
NewAlliance Bancshares, Inc.	400	4,992
Newcastle Investment Corp. REIT	200	1,402
Northern Trust Corp.	900	61,713
NorthStar Realty Finance Corp. REIT	200	1,664
Northwest Bancorp, Inc.	100	2,182
Nymex Holdings, Inc.	374	31,595
NYSE Euronext	1,100	55,726
Ocwen Financial Corp.*	100	465
Odyssey Re Holdings Corp.	100	3,550
Old National Bancorp/IN	200	2,852
Old Republic International Corp.	850	10,064
Omega Healthcare Investors, Inc. REIT	200	3,330
OneBeacon Insurance Group Ltd.	200	3,514
optionsXpress Holdings, Inc.	200	4,468
Oriental Financial Group, Inc.	100	1,426
Pacific Capital Bancorp NA	200	2,756
PacWest Bancorp	100	1,488
Park National Corp.	40	2,156
Parkway Properties, Inc./Md REIT	100	3,373
PartnerRe Ltd.	200	13,826
Pennsylvania Real Estate Investment Trust REIT	100	2,314
People's United Financial, Inc.	1,398	21,809
PHH Corp.*	200	3,070
Philadelphia Consolidated Holding Co.*	300	10,191
Phoenix Cos, Inc./The	300	2,283
Pico Holdings, Inc.*	100	4,345
Pinnacle Financial Partners, Inc.*	100	2,009
Piper Jaffray Cos*	100	2,933
Platinum Underwriters Holdings Ltd.	200	6,522
Plum Creek Timber Co., Inc. REIT	700	29,897
PMI Group, Inc./The	300	585
PNC Financial Services Group, Inc.	1,388	79,255
Popular, Inc.	935	6,162
Portfolio Recovery Associates, Inc.*	100	3,750
Post Properties, Inc. REIT	200	5,950
Potlatch Corp. REIT	138	6,227
Presidential Life Corp.	100	1,542
Principal Financial Group, Inc.	1,071	44,950
PrivateBancorp, Inc.	100	3,038
ProAssurance Corp.*	100	4,811
Progressive Corp./The	2,700	50,544
Prologis REIT	1,079	58,644
Prosperity Bancshares, Inc.	100	2,673
Protective Life Corp.	300	11,415
Provident Bankshares Corp.	100	638
Provident Financial Services, Inc.	200	2,802
Provident New York Bancorp	100	1,106
Prudential Financial, Inc.	1,700	101,558
PS Business Parks, Inc. REIT	100	5,160
Public Storage REIT	464	37,487
Radian Group, Inc.	300	435
RAIT Financial Trust REIT	200	1,484
Ramco-Gershenson Properties Trust REIT	100	2,054
Raymond James Financial, Inc.	400	10,556
Rayonier, Inc. REIT	300	12,738

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Financials — 5.3%
Realty Income Corp. REIT	400	$9,104
Redwood Trust, Inc. REIT	100	2,279
Regency Centers Corp. REIT	300	17,736
Regions Financial Corp.	2,736	29,850
Reinsurance Group of America, Inc.	100	4,352
RenaissanceRe Holdings Ltd.	300	13,401
Renasant Corp.	100	1,473
Resource America, Inc., Class A	100	932
RLI Corp.	100	4,947
Royal Bank of Canada	26	1,161
S&T Bancorp, Inc.	100	2,906
Safeco Corp.	400	26,864
Safety Insurance Group, Inc.	100	3,565
Sandy Spring Bancorp, Inc.	100	1,658
Saul Centers, Inc. REIT	100	4,699
SEI Investments Co.	500	11,760
Selective Insurance Group	200	3,752
Senior Housing Properties Trust REIT	400	7,812
Signature Bank/New York NY*	100	2,576
Simmons First National Corp., Class A	100	2,797
Simon Property Group, Inc. REIT	936	84,137
SL Green Realty Corp. REIT	231	19,108
SLM Corp.*	2,072	40,093
South Financial Group, Inc./The	300	1,176
Sovereign Bancorp, Inc.	2,260	16,634
Sovran Self Storage, Inc. REIT	100	4,156
St Joe Co./The	400	13,728
StanCorp Financial Group, Inc.	200	9,392
Sterling Bancorp/NY, Class N	105	1,255
Sterling Bancshares, Inc./TX	300	2,727
Sterling Financial Corp./WA	200	828
Stewart Information Services Corp.	100	1,934
Stifel Financial Corp.*	150	5,158
Strategic Hotels & Resorts, Inc. REIT	200	1,874
Student Loan Corp./The	20	1,962
Sun Communities, Inc. REIT	100	1,823
Sunstone Hotel Investors, Inc. REIT	200	3,320
SunTrust Banks, Inc.	1,400	50,708
Susquehanna Bancshares, Inc.	324	4,436
SVB Financial Group*	100	4,811
SWS Group, Inc.	150	2,491
Synovus Financial Corp.	1,000	8,730
T Rowe Price Group, Inc.	1,100	62,117
Tanger Factory Outlet Centers REIT	100	3,593
Taubman Centers, Inc. REIT	200	9,730
TCF Financial Corp.	500	6,015
TD Ameritrade Holding Corp.*	900	16,281
Tejon Ranch Co.*	100	3,606
Texas Capital Bancshares, Inc.*	100	1,600
TFS Financial Corp.	400	4,636
Torchmark Corp.	4,350	255,127
Tower Group, Inc.	100	2,119
Transatlantic Holdings, Inc.	100	5,647
Travelers Cos, Inc./The	2,500	108,500
Trustco Bank Corp. NY	300	2,226
Trustmark Corp.	200	3,530
UCBH Holdings, Inc.	300	675
UDR, Inc. REIT	500	11,190
UMB Financial Corp.	200	10,254
Umpqua Holdings Corp.	200	2,426
UnionBanCal Corp.	200	8,084
United Bankshares, Inc.	100	2,295
United Community Banks, Inc./GA	100	853
United Community Financial Corp./OH	100	375
United Fire & Casualty Co.	100	2,693
Unitrin, Inc.	200	5,514
Unum Group	1,500	30,675
Urstadt Biddle Properties, Inc. REIT	100	1,466

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Financials — 5.3%
U-Store-It Trust REIT	100	$1,195
Validus Holdings Ltd.	300	6,375
Valley National Bancorp	463	7,301
Ventas, Inc. REIT	500	21,285
Vornado Realty Trust REIT	500	44,000
W Holding Co., Inc.	400	340
Wachovia Corp.	20,773	322,605
Waddell & Reed Financial, Inc., Class A	300	10,503
Washington Federal, Inc.	300	5,430
Washington Mutual, Inc.	16,577	81,725
Washington Real Estate Investment Trust REIT	200	6,010
Webster Financial Corp.	200	3,720
Weingarten Realty Investors REIT	300	9,096
Wells Fargo & Co.	13,013	309,059
WesBanco, Inc.	100	1,715
Wesco Financial Corp.	8	3,056
West Coast Bancorp/OR	100	867
Westamerica Bancorporation	100	5,259
Western Alliance Bancorp*	100	776
White Mountains Insurance Group Ltd.	33	14,157
Whitney Holding Corp.	200	3,660
Wilmington Trust Corp.	300	7,932
Wintrust Financial Corp.	100	2,385
World Acceptance Corp.*	100	3,367
WR Berkley Corp.	600	14,496
XL Capital Ltd., Class A	2,250	46,260
Zenith National Insurance Corp.	150	5,274
Zions Bancorporation	462	14,548
		10,153,756
Health Care — 3.9%
Abaxis, Inc.*	100	2,413
Abbott Laboratories	6,100	323,117
Abiomed, Inc.*	100	1,775
Abraxis Bioscience, Inc.*	25	1,587
Acorda Therapeutics, Inc.*	164	5,384
Advanced Medical Optics, Inc.*	300	5,622
Aetna, Inc.	2,000	81,060
Affymetrix, Inc.*	200	2,058
Albany Molecular Research, Inc.*	100	1,327
Alexion Pharmaceuticals, Inc.*	200	14,500
Align Technology, Inc.*	200	2,098
Alkermes, Inc.*	300	3,708
Allergan, Inc./United States	1,257	65,427
Allscripts Healthcare Solutions, Inc.*	200	2,482
Alnylam Pharmaceuticals, Inc.*	100	2,673
Alpharma, Inc., Class A*	100	2,253
AMAG Pharmaceuticals, Inc.*	100	3,410
Amedisys, Inc.*	134	6,756
American Medical Systems Holdings, Inc.*	200	2,990
AMERIGROUP Corp.*	200	4,160
AmerisourceBergen Corp.	5,825	232,942
Amgen, Inc.*	10,251	483,437
AMN Healthcare Services, Inc.*	100	1,692
Amsurg Corp.*	100	2,435
Amylin Pharmaceuticals, Inc.*	500	12,695
Analogic Corp.	100	6,307
APP Pharmaceuticals, Inc.*	100	1,672
Applera Corp. - Applied Biosystems Group	700	23,436
Applera Corp. - Celera Group*	300	3,408
Apria Healthcare Group, Inc.*	200	3,878
Arena Pharmaceuticals, Inc.*	100	519
Ariad Pharmaceuticals, Inc.*	200	480
Array Biopharma, Inc.*	200	940
Arthrocare Corp.*	100	4,081
athenahealth, Inc.*	100	3,076
Auxilium Pharmaceuticals, Inc.*	200	6,724
Barr Pharmaceuticals, Inc.*	400	18,032
Baxter International, Inc.	2,500	159,850

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Health Care — 3.9%
Beckman Coulter, Inc.	300	$20,259
Becton Dickinson & Co.	1,000	81,300
Biogen Idec, Inc.*	1,163	65,000
BioMarin Pharmaceutical, Inc.*	400	11,592
Bio-Rad Laboratories, Inc., Class A*	100	8,089
Boston Scientific Corp.*	5,947	73,089
Bristol-Myers Squibb Co.	19,125	392,636
Brookdale Senior Living, Inc.	100	2,036
Bruker Corp.*	300	3,855
Cambrex Corp.*	100	587
Cardinal Health, Inc.	1,400	72,212
Celgene Corp.*	1,683	107,493
Cell Genesys, Inc.*	200	520
Centene Corp.*	100	1,679
Cephalon, Inc.*	300	20,007
Cepheid, Inc.*	200	5,624
Cerner Corp.*	300	13,554
Charles River Laboratories International, Inc.*	300	19,176
Chemed Corp.	100	3,661
Cigna Corp.	1,155	40,875
Community Health Systems, Inc.*	400	13,192
Conceptus, Inc.*	100	1,849
Conmed Corp.*	100	2,655
Cooper Cos, Inc./The	200	7,430
Covance, Inc.*	252	21,677
Coventry Health Care, Inc.*	600	18,252
Covidien Ltd.	2,000	95,780
CR Bard, Inc.	400	35,180
Cross Country Healthcare, Inc.*	100	1,441
Cubist Pharmaceuticals, Inc.*	200	3,572
CV Therapeutics, Inc.*	100	823
Cyberonics, Inc.*	100	2,170
Cypress Bioscience, Inc.*	100	719
Datascope Corp.	100	4,700
DaVita, Inc.*	400	21,252
Dendreon Corp.*	400	1,780
Dentsply International, Inc.	600	22,080
Dionex Corp.*	100	6,637
Eclipsys Corp.*	200	3,672
Edwards Lifesciences Corp.*	200	12,408
Eli Lilly & Co.	3,900	180,024
Endo Pharmaceuticals Holdings, Inc.*	500	12,095
Enzo Biochem, Inc.*	100	1,122
Enzon Pharmaceuticals, Inc.*	200	1,424
eResearchTechnology, Inc.*	200	3,488
ev3, Inc.*	362	3,432
Exelixis, Inc.*	300	1,500
Express Scripts, Inc.*	900	56,448
Forest Laboratories, Inc.*	1,300	45,162
Genentech, Inc.*	1,900	144,210
Gen-Probe, Inc.*	200	9,496
Gentiva Health Services, Inc.*	100	1,905
Genzyme Corp.*	1,100	79,222
Geron Corp.*	200	690
Greatbatch, Inc.*	100	1,730
Haemonetics Corp.*	100	5,546
Health Management Associates, Inc., Class A*	900	5,859
Health Net, Inc.*	400	9,624
HealthExtras, Inc.*	100	3,014
Healthsouth Corp.*	300	4,989
Healthspring, Inc.*	200	3,376
Healthways, Inc.*	100	2,960
Henry Schein, Inc.*	400	20,628
Hill-Rom Holdings, Inc.	300	8,094
HLTH Corp.*	604	6,837
HMS Holdings Corp.*	100	2,147
Hologic, Inc.*	1,016	22,149
Hospira, Inc.*	600	24,066

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Health Care — 3.9%
Human Genome Sciences, Inc.*	400	$2,084
Humana, Inc.*	700	27,839
ICU Medical, Inc.*	100	2,288
Idexx Laboratories, Inc.*	300	14,622
I-Flow Corp.*	100	1,015
Illumina, Inc.*	200	17,422
ImClone Systems, Inc.*	300	12,138
Immucor, Inc.*	300	7,764
IMS Health, Inc.	700	16,310
Incyte Corp. Ltd.*	300	2,283
Integra LifeSciences Holdings Corp.*	100	4,448
InterMune, Inc.*	100	1,312
Intuitive Surgical, Inc.*	141	37,985
Invacare Corp.	100	2,044
inVentiv Health, Inc.*	100	2,779
Inverness Medical Innovations, Inc.*	300	9,951
Invitrogen Corp.*	400	15,704
Isis Pharmaceuticals, Inc.*	400	5,452
Johnson & Johnson	14,925	960,275
Kendle International, Inc.*	100	3,633
Kindred Healthcare, Inc.*	100	2,876
Kinetic Concepts, Inc.*	200	7,982
King Pharmaceuticals, Inc.*	800	8,376
KV Pharmaceutical Co., Class A*	100	1,933
Laboratory Corp of America Holdings*	500	34,815
LifePoint Hospitals, Inc.*	200	5,660
Lincare Holdings, Inc.*	400	11,360
Luminex Corp.*	100	2,055
Magellan Health Services, Inc.*	200	7,406
MannKind Corp.*	100	300
Martek Biosciences Corp.*	100	3,371
Masimo Corp.*	200	6,870
McKesson Corp.	1,173	65,582
Medarex, Inc.*	400	2,644
Medco Health Solutions, Inc.*	2,000	94,400
Medicines Co./The*	200	3,964
Medicis Pharmaceutical Corp., Class A	200	4,156
Medtronic, Inc.	4,500	232,875
Mentor Corp.	100	2,782
Merck & Co., Inc.	8,500	320,365
Meridian Bioscience, Inc.	150	4,038
Merit Medical Systems, Inc.*	100	1,470
Millipore Corp.*	200	13,572
Mylan, Inc./PA*	1,200	14,484
Myriad Genetics, Inc.*	200	9,104
Nabi Biopharmaceuticals*	200	788
Natus Medical, Inc.*	100	2,094
Nektar Therapeutics*	300	1,005
Neurocrine Biosciences, Inc.*	100	419
Noven Pharmaceuticals, Inc.*	100	1,069
NuVasive, Inc.*	100	4,466
Odyssey HealthCare, Inc.*	100	974
Omnicare, Inc.	500	13,110
Omnicell, Inc.*	200	2,636
Onyx Pharmaceuticals, Inc.*	200	7,120
OraSure Technologies, Inc.*	200	748
Orthofix International NV*	100	2,895
OSI Pharmaceuticals, Inc.*	212	8,760
Owens & Minor, Inc.	200	9,138
Palomar Medical Technologies, Inc.*	100	998
Par Pharmaceutical Cos, Inc.*	100	1,623
Parexel International Corp.*	200	5,262
Patterson Cos, Inc.*	500	14,695
PDL BioPharma, Inc.	400	4,248
Pediatrix Medical Group, Inc.*	200	9,846
PerkinElmer, Inc.	400	11,140
Perrigo Co.	300	9,531
Pfizer, Inc.	34,236	598,103

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Health Care — 3.9%
Pharmaceutical Product Development, Inc.	400	$17,160
PharmaNet Development Group, Inc.*	100	1,577
PharMerica Corp.*	102	2,304
Phase Forward, Inc.*	100	1,797
Progenics Pharmaceuticals, Inc.*	100	1,587
Protalix BioTherapeutics, Inc.*	100	271
PSS World Medical, Inc.*	200	3,260
Psychiatric Solutions, Inc.*	200	7,568
Quest Diagnostics, Inc.	600	29,082
Regeneron Pharmaceuticals, Inc.*	200	2,888
RehabCare Group, Inc.*	100	1,603
Res-Care, Inc.*	100	1,778
Resmed, Inc.*	300	10,722
Rigel Pharmaceuticals, Inc.*	100	2,266
Salix Pharmaceuticals Ltd.*	100	703
Savient Pharmaceuticals, Inc.*	300	7,590
Schering-Plough Corp.	10,650	209,698
Sciele Pharma, Inc.*	100	1,935
Seattle Genetics, Inc./WA*	400	3,384
Sepracor, Inc.*	400	7,968
Sequenom, Inc.*	200	3,192
Sirona Dental Systems, Inc.*	100	2,592
SonoSite, Inc.*	100	2,801
St Jude Medical, Inc.*	1,300	53,144
STERIS Corp.	200	5,752
Stryker Corp.	1,200	75,456
Sun Healthcare Group, Inc.*	200	2,678
Sunrise Senior Living, Inc.*	200	4,496
SurModics, Inc.*	100	4,484
Symmetry Medical, Inc.*	100	1,622
Techne Corp.*	200	15,478
Tenet Healthcare Corp.*	1,900	10,564
Theravance, Inc.*	200	2,374
Thermo Fisher Scientific, Inc.*	1,700	94,741
Thoratec Corp.*	200	3,478
Trizetto Group*	100	2,138
United Therapeutics Corp.*	100	9,775
UnitedHealth Group, Inc.	4,926	129,308
Universal American Corp./NY*	100	1,022
Universal Health Services, Inc., Class B	200	12,644
Valeant Pharmaceuticals International*	300	5,133
Varian Medical Systems, Inc.*	500	25,925
Varian, Inc.*	100	5,106
VCA Antech, Inc.*	300	8,334
Vertex Pharmaceuticals, Inc.*	500	16,735
Viropharma, Inc.*	200	2,212
Vital Images, Inc.*	100	1,244
Vital Signs, Inc.	100	5,678
Volcano Corp.*	200	2,440
Warner Chilcott Ltd., Class A*	300	5,085
Waters Corp.*	400	25,800
Watson Pharmaceuticals, Inc.*	400	10,868
WellCare Health Plans, Inc.*	200	7,230
WellPoint, Inc.*	2,147	102,326
West Pharmaceutical Services, Inc.	100	4,328
Wright Medical Group, Inc.*	100	2,841
Wyeth	5,300	254,188
XenoPort, Inc.*	100	3,903
Zimmer Holdings, Inc.*	952	64,784
Zoll Medical Corp.*	200	6,734
Zymogenetics, Inc.*	100	842
		7,417,226
Industrials — 3.6%
3M Co.	2,853	198,540
AAR Corp.*	100	1,353
ABM Industries, Inc.	100	2,225
ACCO Brands Corp.*	100	1,123
Actuant Corp., Class A	200	6,270

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Industrials — 3.6%
Acuity Brands, Inc.	200	$9,616
Administaff, Inc.	100	2,789
Advisory Board Co./The*	100	3,933
Aecom Technology Corp.*	400	13,012
AGCO Corp.*	400	20,964
Aircastle Ltd.	100	841
Airtran Holdings, Inc.*	300	612
Alaska Air Group, Inc.*	200	3,068
Albany International Corp., Class A	100	2,900
Alexander & Baldwin, Inc.	200	9,110
Alliant Techsystems, Inc.*	146	14,845
Allied Waste Industries, Inc.*	1,500	18,930
Amerco, Inc.*	47	2,241
American Commercial Lines, Inc.*	200	2,186
American Reprographics Co.*	100	1,665
American Science & Engineering, Inc.	100	5,153
American Superconductor Corp.*	200	7,170
Ameron International Corp.	56	6,719
Ametek, Inc.	450	21,249
AMR Corp.*	900	4,608
AO Smith Corp.	100	3,283
Apogee Enterprises, Inc.	100	1,616
Applied Industrial Technologies, Inc.	150	3,625
Arkansas Best Corp.	100	3,664
Armstrong World Industries, Inc.	100	2,922
Astec Industries, Inc.*	100	3,214
Atlas Air Worldwide Holdings, Inc.*	100	4,946
Avery Dennison Corp.	400	17,572
Avis Budget Group, Inc.*	360	3,013
Badger Meter, Inc.	100	5,053
Baldor Electric Co.	200	6,996
Barnes Group, Inc.	200	4,618
BE Aerospace, Inc.*	400	9,316
Beacon Roofing Supply, Inc.*	150	1,591
Belden, Inc.	200	6,776
Blount International, Inc.*	100	1,161
Boeing Co.	2,951	193,940
Bowne & Co., Inc.	100	1,275
Brady Corp., Class A	200	6,906
Briggs & Stratton Corp.	200	2,536
Brink's Co./The	200	13,084
Bucyrus International, Inc., Class A	300	21,906
Burlington Northern Santa Fe Corp.	1,100	109,879
Capstone Turbine Corp.*	600	2,514
Carlisle Cos, Inc.	200	5,800
Cascade Corp.	100	4,232
Caterpillar, Inc.	2,400	177,168
CBIZ, Inc.*	200	1,590
Celadon Group, Inc.*	100	999
Cenveo, Inc.*	200	1,954
Ceradyne, Inc.*	100	3,430
CH Robinson Worldwide, Inc.	700	38,388
Chart Industries, Inc.*	100	4,864
ChoicePoint, Inc.*	300	14,460
Cintas Corp.	500	13,255
CIRCOR International, Inc.	100	4,899
Clarcor, Inc.	200	7,020
Clean Harbors, Inc.*	100	7,106
Columbus McKinnon Corp./NY*	100	2,408
Comfort Systems USA, Inc.	100	1,344
Commercial Vehicle Group, Inc.*	100	935
Consolidated Graphics, Inc.*	100	4,927
Continental Airlines, Inc., Class B*	400	4,044
Con-way, Inc.	200	9,452
Cooper Industries Ltd., Class A	700	27,650
Copa Holdings SA, Class A	100	2,816
Copart, Inc.*	300	12,846
Corporate Executive Board Co./The	200	8,410

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Industrials — 3.6%
Corrections Corp of America*	600	$16,482
CoStar Group, Inc.*	100	4,445
Covanta Holding Corp.*	400	10,676
CRA International, Inc.*	100	3,615
Crane Co.	200	7,706
CSX Corp.	1,600	100,496
Cubic Corp.	100	2,228
Cummins, Inc.	800	52,416
Curtiss-Wright Corp.	200	8,948
Danaher Corp.	1,000	77,300
Deere & Co.	1,676	120,890
Delta Air Lines, Inc.*	1,154	6,578
Deluxe Corp.	200	3,564
Dollar Thrifty Automotive Group*	100	945
Donaldson Co., Inc.	300	13,392
Dover Corp.	800	38,696
DRS Technologies, Inc.	126	9,919
Dun & Bradstreet Corp.	200	17,528
Dynamic Materials Corp.	100	3,295
DynCorp International, Inc., Class A*	100	1,515
Eagle Bulk Shipping, Inc.	200	5,914
Eaton Corp.	700	59,479
EMCOR Group, Inc.*	200	5,706
Emerson Electric Co.	3,100	153,295
Encore Wire Corp.	100	2,119
Energy Conversion Devices, Inc.*	200	14,728
EnergySolutions, Inc.	200	4,470
EnerSys*	200	6,846
Ennis, Inc.	100	1,565
EnPro Industries, Inc.*	100	3,734
Equifax, Inc.	655	22,021
ESCO Technologies, Inc.*	100	4,692
Esterline Technologies Corp.*	100	4,926
Evergreen Solar, Inc.*	400	3,876
Expeditors International of Washington, Inc.	800	34,400
Fastenal Co.	500	21,580
Federal Signal Corp.	200	2,400
FedEx Corp.	1,249	98,409
First Solar, Inc.*	176	48,016
Flowserve Corp.	200	27,340
Fluor Corp.	347	64,570
Force Protection, Inc.*	200	662
Forward Air Corp.	100	3,460
Foster Wheeler Ltd.*	600	43,890
Franklin Electric Co., Inc.	100	3,878
FreightCar America, Inc.	100	3,550
FTI Consulting, Inc.*	200	13,692
FuelCell Energy, Inc.*	200	1,420
G&K Services, Inc., Class A	100	3,046
Gardner Denver, Inc.*	200	11,360
GATX Corp.	200	8,866
Genco Shipping & Trading Ltd.	100	6,520
GenCorp, Inc.*	200	1,432
General Cable Corp.*	200	12,170
General Dynamics Corp.	1,600	134,720
General Electric Co.	39,315	1,049,317
Genesee & Wyoming, Inc., Class A*	150	5,103
Geo Group, Inc./The*	300	6,750
GeoEye, Inc.*	100	1,771
Gibraltar Industries, Inc.	100	1,597
Goodrich Corp.	500	23,730
Gorman-Rupp Co./The	100	3,984
Graco, Inc.	300	11,421
GrafTech International Ltd.*	400	10,732
Granite Construction, Inc.	100	3,153
Griffon Corp.*	100	876
Harsco Corp.	400	21,764
Healthcare Services Group	150	2,282

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Industrials — 3.6%
Heartland Express, Inc.	266	$3,966
HEICO Corp.	100	3,254
Heidrick & Struggles International, Inc.	100	2,764
Herman Miller, Inc.	200	4,978
Hertz Global Holdings, Inc.*	1,200	11,520
Hexcel Corp.*	300	5,790
HNI Corp.	200	3,532
Honeywell International, Inc.	2,900	145,812
Horizon Lines, Inc., Class A	100	995
HUB Group, Inc., Class A*	200	6,826
Hubbell, Inc., Class B	200	7,974
Hudson Highland Group, Inc.*	100	1,047
Huron Consulting Group, Inc.*	100	4,534
IDEX Corp.	300	11,052
II-VI, Inc.*	100	3,492
IKON Office Solutions, Inc.	400	4,512
Illinois Tool Works, Inc.	1,900	90,269
Ingersoll-Rand Co. Ltd., Class A	1,261	47,199
Insituform Technologies, Inc., Class A*	100	1,523
Interface, Inc., Class A	200	2,506
Interline Brands, Inc.*	100	1,593
ITT Corp.	700	44,331
Jacobs Engineering Group, Inc.*	500	40,350
JB Hunt Transport Services, Inc.	400	13,312
JetBlue Airways Corp.*	550	2,052
Joy Global, Inc.	450	34,124
Kadant, Inc.*	100	2,260
Kaman Corp.	100	2,276
Kansas City Southern*	300	13,197
Kaydon Corp.	100	5,141
KBR, Inc.	675	23,564
Kelly Services, Inc., Class A	100	1,933
Kennametal, Inc.	400	13,020
Kforce, Inc.*	100	849
Kimball International, Inc., Class B	100	828
Kirby Corp.*	200	9,600
Knight Transportation, Inc.	150	2,745
Knoll, Inc.	100	1,215
Korn/Ferry International*	100	1,573
L-3 Communications Holdings, Inc., Class 3	1,375	124,946
Ladish Co., Inc.*	100	2,059
Landstar System, Inc.	200	11,044
Layne Christensen Co.*	84	3,678
LECG Corp.*	100	874
Lennox International, Inc.	200	5,792
Lincoln Electric Holdings, Inc.	200	15,740
Lindsay Corp.	100	8,497
Lockheed Martin Corp.	1,300	128,258
LSI Industries, Inc.	100	812
M&F Worldwide Corp.*	100	3,931
Manitowoc Co., Inc./The	492	16,005
Manpower, Inc.	351	20,442
Masco Corp.	1,500	23,595
MasTec, Inc.*	100	1,066
McDermott International, Inc.*	900	55,701
Mcgrath Rentcorp	100	2,459
Medis Technologies Ltd.*	100	337
Middleby Corp.*	70	3,074
Mine Safety Appliances Co.	100	3,999
Mobile Mini, Inc.*	200	4,000
Monster Worldwide, Inc.*	500	10,305
Moog, Inc., Class A*	200	7,448
MSC Industrial Direct Co., Class A	200	8,822
Mueller Industries, Inc.	100	3,220
Mueller Water Products, Inc., Class A	500	4,035
NACCO Industries, Inc., Class A	28	2,082
Navigant Consulting, Inc.*	200	3,912
NCI Building Systems, Inc.*	100	3,673

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Industrials — 3.6%
Nordson Corp.	100	$7,289
Norfolk Southern Corp.	1,500	94,005
Northrop Grumman Corp.	4,700	314,430
Northwest Airlines Corp.*	1,000	6,660
Old Dominion Freight Line, Inc.*	150	4,503
Orbital Sciences Corp.*	200	4,712
Oshkosh Corp.	300	6,207
Otter Tail Corp.	100	3,883
Owens Corning, Inc.*	400	9,100
PACCAR, Inc.	1,450	60,653
Pacer International, Inc.	100	2,151
Pall Corp.	500	19,840
Parker Hannifin Corp.	700	49,924
Pentair, Inc.	400	14,008
PeopleSupport, Inc.*	100	850
Perini Corp.*	100	3,305
Pitney Bowes, Inc.	900	30,690
Power-One, Inc.*	300	567
Precision Castparts Corp.	548	52,811
Quanex Building Products Corp.	150	2,229
Quanta Services, Inc.*	622	20,694
Raven Industries, Inc.	100	3,278
Raytheon Co.	1,700	95,676
RBC Bearings, Inc.*	100	3,332
Regal-Beloit Corp.	100	4,225
Republic Airways Holdings, Inc.*	100	866
Republic Services, Inc.	750	22,275
Resources Connection, Inc.	200	4,070
Robbins & Myers, Inc.	200	9,974
Robert Half International, Inc.	600	14,382
Rockwell Automation, Inc./DE	600	26,238
Rockwell Collins, Inc.	700	33,572
Rollins, Inc.	150	2,223
Roper Industries, Inc.	400	26,352
RR Donnelley & Sons Co.	800	23,752
Rush Enterprises, Inc., Class A*	150	1,802
Ryder System, Inc.	200	13,776
Saia, Inc.*	100	1,092
School Specialty, Inc.*	100	2,973
Seaboard Corp.	2	3,102
Shaw Group, Inc./The*	300	18,537
Simpson Manufacturing Co., Inc.	100	2,374
Skywest, Inc.	200	2,530
Southwest Airlines Co.	3,000	39,120
Spherion Corp.*	200	924
Spirit Aerosystems Holdings, Inc., Class A*	400	7,672
SPX Corp.	200	26,346
Steelcase, Inc., Class A	200	2,006
Stericycle, Inc.*	400	20,680
Sunpower Corp., Class A*	200	14,396
Superior Essex, Inc.*	100	4,463
Taser International, Inc.*	200	998
Team, Inc.*	100	3,432
Tecumseh Products Co., Class A*	100	3,278
Teledyne Technologies, Inc.*	100	4,879
Teleflex, Inc.	200	11,118
Tennant Co.	100	3,007
Terex Corp.*	400	20,548
Tetra Tech, Inc.*	200	4,524
Textron, Inc.	1,000	47,930
Thomas & Betts Corp.*	200	7,570
Timken Co.	400	13,176
Titan International, Inc.	100	3,562
Toro Co.	200	6,654
TransDigm Group, Inc.*	100	3,359
Tredegar Corp.	100	1,470
Trinity Industries, Inc.	300	10,407
Triumph Group, Inc.	100	4,710

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Industrials — 3.6%
TrueBlue, Inc.*	200	$2,642
Tyco International Ltd.	2,000	80,080
UAL Corp.	400	2,088
Union Pacific Corp.	2,000	151,000
United Parcel Service, Inc., Class B	2,700	165,969
United Rentals, Inc.*	400	7,844
United Stationers, Inc.*	100	3,695
United Technologies Corp.	3,900	240,630
Universal Forest Products, Inc.	100	2,996
URS Corp.*	300	12,591
US Airways Group, Inc.*	348	870
USG Corp.*	300	8,871
UTi Worldwide, Inc.	400	7,980
Valmont Industries, Inc.	100	10,429
Viad Corp.	100	2,579
Vicor Corp.	100	998
Wabash National Corp.	100	756
Wabtec Corp.	200	9,724
Walter Industries, Inc.	200	21,754
Waste Connections, Inc.*	300	9,579
Waste Management, Inc.	2,000	75,420
Watsco, Inc.	100	4,180
Watson Wyatt Worldwide, Inc., Class A	200	10,578
Watts Water Technologies, Inc., Class A	100	2,490
Werner Enterprises, Inc.	200	3,716
WESCO International, Inc.*	200	8,008
Woodward Governor Co.	200	7,132
WW Grainger, Inc.	300	24,540
YRC Worldwide, Inc.*	200	2,974
		6,864,959
Information Technology — 5.3%
3Com Corp.*	1,300	2,756
Accenture Ltd., Class A	2,400	97,728
ACI Worldwide, Inc.*	100	1,759
Actel Corp.*	100	1,685
Activision Blizzard, Inc.*	1,200	40,884
Acxiom Corp.	300	3,447
Adaptec, Inc.*	400	1,280
ADC Telecommunications, Inc.*	400	5,908
Adobe Systems, Inc.*	2,076	81,774
Adtran, Inc.	200	4,768
Advanced Energy Industries, Inc.*	100	1,370
Advanced Micro Devices, Inc.*	2,100	12,243
Advent Software, Inc.*	100	3,608
Affiliated Computer Services, Inc., Class A*	3,425	183,203
Agilent Technologies, Inc.*	1,531	54,412
Agilysys, Inc.	80	907
Akamai Technologies, Inc.*	700	24,353
Alcatel-Lucent ADR*	57,650	348,206
Alliance Data Systems Corp.*	300	16,965
Altera Corp.	1,400	28,980
Amdocs Ltd.*	800	23,536
Amkor Technology, Inc.*	400	4,164
Amphenol Corp., Class A	800	35,904
Anadigics, Inc.*	300	2,955
Analog Devices, Inc.	1,300	41,301
Anixter International, Inc.*	100	5,949
Ansys, Inc.*	300	14,136
Apple, Inc.*	3,480	582,691
Applied Materials, Inc.	5,500	104,995
Applied Micro Circuits Corp.*	250	2,140
Ariba, Inc.*	200	2,942
Arris Group, Inc.*	393	3,321
Arrow Electronics, Inc.*	500	15,360
Atheros Communications, Inc.*	200	6,000
Atmel Corp.*	1,400	4,872
ATMI, Inc.*	100	2,792
Autodesk, Inc.*	900	30,429

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Information Technology — 5.3%
Automatic Data Processing, Inc.	2,090	$87,571
Avid Technology, Inc.*	200	3,398
Avnet, Inc.*	600	16,368
Avocent Corp.*	200	3,720
AVX Corp.	200	2,262
Axcelis Technologies, Inc.*	300	1,464
Bankrate, Inc.*	76	2,969
BearingPoint, Inc.*	600	486
Benchmark Electronics, Inc.*	250	4,085
Black Box Corp.	100	2,719
Blackbaud, Inc.	100	2,140
Blackboard, Inc.*	100	3,823
Blue Coat Systems, Inc.*	200	2,822
BMC Software, Inc.*	800	28,800
Brightpoint, Inc.*	270	1,971
Broadcom Corp., Class A*	2,000	54,580
Broadridge Financial Solutions, Inc.	550	11,578
Brocade Communications Systems, Inc.*	1,600	13,184
Brooks Automation, Inc.*	311	2,572
CA, Inc.	11,300	260,917
Cabot Microelectronics Corp.*	100	3,315
CACI International, Inc., Class A*	100	4,577
Cadence Design Systems, Inc.*	1,100	11,110
Cavium Networks, Inc.*	100	2,100
Checkpoint Systems, Inc.*	100	2,088
Ciber, Inc.*	200	1,242
Ciena Corp.*	271	6,279
Cirrus Logic, Inc.*	300	1,668
Cisco Systems, Inc.*	23,300	541,958
Citrix Systems, Inc.*	700	20,587
CMGI, Inc.*	160	1,696
Cogent, Inc.*	100	1,137
Cognex Corp.	200	4,610
Cognizant Technology Solutions Corp., Class A*	1,104	35,891
Coherent, Inc.*	100	2,989
Cohu, Inc.	100	1,468
CommScope, Inc.*	315	16,623
Commvault Systems, Inc.*	200	3,328
Computer Sciences Corp.*	700	32,788
Compuware Corp.*	1,300	12,402
Comtech Telecommunications Corp.*	100	4,900
Concur Technologies, Inc.*	200	6,646
Convergys Corp.*	500	7,430
Corning, Inc.	6,200	142,910
Cree, Inc.*	300	6,843
CSG Systems International, Inc.*	200	2,204
CTS Corp.	100	1,005
Cybersource Corp.*	300	5,019
Cymer, Inc.*	200	5,376
Cypress Semiconductor Corp.*	600	14,850
Daktronics, Inc.	200	4,034
Data Domain, Inc.*	100	2,333
DealerTrack Holdings, Inc.*	100	1,411
Dell, Inc.*	7,200	157,536
Diebold, Inc.	300	10,674
Digital River, Inc.*	200	7,716
Diodes, Inc.*	150	4,146
Dolby Laboratories, Inc., Class A*	200	8,060
DSP Group, Inc.*	100	700
DST Systems, Inc.*	200	11,010
DTS, Inc./TN*	100	3,132
Dycom Industries, Inc.*	160	2,323
Earthlink, Inc.*	400	3,460
eBay, Inc.*	4,500	122,985
Echelon Corp.*	100	1,090
EchoStar Corp., Class A*	160	4,995
Electro Scientific Industries, Inc.*	100	1,417
Electronic Arts, Inc.*	1,300	57,759

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Information Technology — 5.3%
Electronic Data Systems Corp.	2,100	$51,744
Electronics for Imaging, Inc.*	200	2,920
EMC Corp./Massachusetts*	8,300	121,927
Emcore Corp.*	300	1,878
Emulex Corp.*	300	3,495
Entegris, Inc.*	400	2,620
Epicor Software Corp.*	200	1,382
Equinix, Inc.*	147	13,115
Euronet Worldwide, Inc.*	200	3,380
Exar Corp.*	100	754
Extreme Networks*	400	1,136
F5 Networks, Inc.*	400	11,368
Factset Research Systems, Inc.	200	11,272
Fair Isaac Corp.	200	4,154
Fairchild Semiconductor International, Inc.*	400	4,692
FEI Co.*	100	2,278
Fidelity National Information Services, Inc.	722	26,649
Finisar Corp.*	700	833
Fiserv, Inc.*	700	31,759
Flir Systems, Inc.*	532	21,583
Formfactor, Inc.*	200	3,686
Foundry Networks, Inc.*	600	7,092
Gartner, Inc.*	200	4,144
Genpact Ltd.*	200	2,984
Gevity HR, Inc.	100	538
Global Cash Access Holdings, Inc.*	100	686
Global Payments, Inc.	300	13,980
Google, Inc., Class A*	934	491,676
Harmonic, Inc.*	300	2,853
Harris Corp.	500	25,245
Heartland Payment Systems, Inc.	100	2,360
Hewitt Associates, Inc., Class A*	500	19,165
Hewlett-Packard Co.	9,710	429,279
Hittite Microwave Corp.*	100	3,562
Hutchinson Technology, Inc.*	100	1,344
Hypercom Corp.*	200	880
Imation Corp.	100	2,292
Infinera Corp.*	400	3,528
infoGROUP, Inc.	100	439
Informatica Corp.*	300	4,512
Infospace, Inc.	100	833
Ingram Micro, Inc., Class A*	700	12,425
Insight Enterprises, Inc.*	200	2,346
Integrated Device Technology, Inc.*	660	6,560
Intel Corp.	22,624	485,964
InterDigital, Inc.*	200	4,864
Intermec, Inc.*	200	4,216
Internap Network Services Corp.*	200	936
International Business Machines Corp.	5,407	640,892
International Rectifier Corp.*	300	5,760
Internet Capital Group, Inc.*	100	773
Intersil Corp., Class A	500	12,160
InterVoice, Inc.*	100	570
Interwoven, Inc.*	200	2,402
Intevac, Inc.*	100	1,128
Intuit, Inc.*	1,300	35,841
Iron Mountain, Inc.*	700	18,585
Itron, Inc.*	100	9,835
Ixia*	100	695
j2 Global Communications, Inc.*	200	4,600
Jabil Circuit, Inc.	700	11,487
Jack Henry & Associates, Inc.	300	6,492
JDA Software Group, Inc.*	100	1,810
JDS Uniphase Corp.*	712	8,088
Juniper Networks, Inc.*	2,100	46,578
Kemet Corp.*	300	972
Kenexa Corp.*	100	1,884
Kla-Tencor Corp.	800	32,568

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Information Technology — 5.3%
Knot, Inc./The*	100	$978
Kulicke & Soffa Industries, Inc.*	200	1,458
L-1 Identity Solutions, Inc., Class 1*	141	1,878
Lam Research Corp.*	500	18,075
Lattice Semiconductor Corp.*	400	1,252
Lawson Software, Inc.*	400	2,908
Lexmark International, Inc., Class A*	400	13,372
Linear Technology Corp.	900	29,313
Littelfuse, Inc.*	100	3,155
Loral Space & Communications, Inc.*	100	1,762
LSI Corp.*	2,996	18,395
LTX Corp.*	200	440
Macrovision Solutions Corp.*	287	4,294
Magma Design Automation, Inc.*	100	607
Manhattan Associates, Inc.*	100	2,373
Mantech International Corp., Class A*	100	4,812
Marchex, Inc., Class B	100	1,232
Marvell Technology Group Ltd.*	1,900	33,554
Mastercard, Inc., Class A	287	76,204
Mattson Technology, Inc.*	200	952
MAXIMUS, Inc.	100	3,482
McAfee, Inc.*	600	20,418
MEMC Electronic Materials, Inc.*	900	55,386
Mentor Graphics Corp.*	300	4,740
MercadoLibre, Inc.*	100	3,449
Mercury Computer Systems, Inc.*	100	753
Metavante Technologies, Inc.*	311	7,035
Methode Electronics, Inc.	100	1,045
Mettler Toledo International, Inc.*	100	9,486
Micrel, Inc.	200	1,830
Microchip Technology, Inc.	800	24,432
Micron Technology, Inc.*	3,177	19,062
Micros Systems, Inc.*	400	12,196
Microsemi Corp.*	300	7,554
Microsoft Corp.	38,910	1,070,414
MicroStrategy, Inc., Class A*	48	3,108
Microtune, Inc.*	200	692
Midway Games, Inc.*	100	220
MKS Instruments, Inc.*	200	4,380
Molex, Inc.	500	12,205
Monolithic Power Systems, Inc.*	100	2,162
Motorola, Inc.	19,075	140,011
Move, Inc.*	500	1,165
MPS Group, Inc.*	300	3,189
MSC.Software Corp.*	300	3,294
MTS Systems Corp.	100	3,588
National Instruments Corp.	200	5,674
National Semiconductor Corp.	1,200	24,648
NAVTEQ Corp.*	400	30,800
NCR Corp.*	700	17,640
Net 1 UEPS Technologies, Inc.*	200	4,860
NetApp, Inc.*	1,400	30,324
Netgear, Inc.*	100	1,386
Netlogic Microsystems, Inc.*	100	3,320
NeuStar, Inc., Class A*	300	6,468
Newport Corp.*	100	1,139
Novatel Wireless, Inc.*	100	1,113
Novell, Inc.*	1,200	7,068
Novellus Systems, Inc.*	500	10,595
Nuance Communications, Inc.*	700	10,969
Nvidia Corp.*	2,150	40,248
Omniture, Inc.*	200	3,714
Omnivision Technologies, Inc.*	200	2,418
ON Semiconductor Corp.*	1,530	14,030
Oracle Corp.*	15,340	322,140
Palm, Inc.	300	1,617
Parametric Technology Corp.*	360	6,001
Park Electrochemical Corp.	100	2,431

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Information Technology — 5.3%
Paychex, Inc.	1,300	$40,664
Perot Systems Corp., Class A*	300	4,503
Photronics, Inc.*	100	704
Plantronics, Inc.	200	4,464
Plexus Corp.*	200	5,536
PMC - Sierra, Inc.*	900	6,885
Polycom, Inc.*	300	7,308
Power Integrations, Inc.*	100	3,161
Powerwave Technologies, Inc.*	300	1,275
Progress Software Corp.*	100	2,557
QLogic Corp.*	600	8,754
QUALCOMM, Inc.	6,400	283,968
Quality Systems, Inc.	100	2,928
Quantum Corp.*	600	810
Quest Software, Inc.*	200	2,962
Rackable Systems, Inc.*	100	1,340
Radisys Corp.*	100	906
Rambus, Inc.*	500	9,535
RealNetworks, Inc.*	400	2,640
Red Hat, Inc.*	800	16,552
RF Micro Devices, Inc.*	600	1,740
Riverbed Technology, Inc.*	100	1,372
Rofin-Sinar Technologies, Inc.*	200	6,040
Rogers Corp.*	100	3,759
S1 Corp.*	225	1,703
SAIC, Inc.*	744	15,483
Salesforce.com, Inc.*	400	27,292
SanDisk Corp.*	900	16,830
Sanmina-SCI Corp.*	1,700	2,176
Sapient Corp.*	300	1,926
SAVVIS, Inc.*	200	2,582
Scansource, Inc.*	200	5,352
Seagate Technology	1,900	36,347
Secure Computing Corp.*	100	414
Semtech Corp.*	200	2,814
Sigma Designs, Inc.*	100	1,389
Silicon Image, Inc.*	300	2,175
Silicon Laboratories, Inc.*	200	7,218
Silicon Storage Technology, Inc.*	300	831
SiRF Technology Holdings, Inc.*	200	864
Skyworks Solutions, Inc.*	500	4,935
Sohu.com, Inc.*	100	7,044
Solera Holdings, Inc.*	200	5,532
Sonic Solutions, Inc.*	100	596
SonicWALL, Inc.*	200	1,290
Sonus Networks, Inc.*	800	2,736
Spansion, Inc., Class A*	200	450
SPSS, Inc.*	100	3,637
SRA International, Inc., Class A*	100	2,246
Standard Microsystems Corp.*	100	2,715
Sun Microsystems, Inc.*	3,425	37,264
Supertex, Inc.*	100	2,334
Sybase, Inc.*	276	8,120
Sycamore Networks, Inc.*	600	1,932
SYKES Enterprises, Inc.*	100	1,886
Symantec Corp.*	3,313	64,107
Symmetricom, Inc.*	200	768
Symyx Technologies*	100	698
Synaptics, Inc.*	100	3,773
Synchronoss Technologies, Inc.*	100	903
Synopsys, Inc.*	500	11,955
Take-Two Interactive Software, Inc.*	300	7,671
Tech Data Corp.*	200	6,778
Technitrol, Inc.	100	1,699
Tekelec*	200	2,942
Tellabs, Inc.*	1,500	6,975
Teradata Corp.*	700	16,198
Teradyne, Inc.*	800	8,856

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Information Technology — 5.3%
Tessera Technologies, Inc.*	200	$3,274
Texas Instruments, Inc.	5,200	146,432
THQ, Inc.*	250	5,065
TIBCO Software, Inc.*	700	5,355
Tivo, Inc.*	200	1,234
TNS, Inc.*	100	2,396
Total System Services, Inc.	883	19,620
Trident Microsystems, Inc.*	200	730
Trimble Navigation Ltd.*	500	17,850
TriQuint Semiconductor, Inc.*	500	3,030
TTM Technologies, Inc.*	200	2,642
Tyco Electronics Ltd.	1,900	68,058
Tyler Technologies, Inc.*	100	1,357
Ultimate Software Group, Inc.*	100	3,563
Ultratech, Inc.*	100	1,552
Unisys Corp.*	1,100	4,345
United Online, Inc.	200	2,006
Universal Display Corp.*	100	1,232
Utstarcom, Inc.*	300	1,641
Valueclick, Inc.*	300	4,545
Varian Semiconductor Equipment Associates, Inc.*	375	13,058
Vasco Data Security International, Inc.*	100	1,053
Veeco Instruments, Inc.*	100	1,608
VeriFone Holdings, Inc.*	200	2,390
VeriSign, Inc.*	900	34,020
Viasat, Inc.*	100	2,021
Vignette Corp.*	100	1,200
Visa, Inc., Class A*	1,800	146,358
Vishay Intertechnology, Inc.*	800	7,096
VistaPrint Ltd.*	200	5,352
VMware, Inc., Class A*	140	7,540
Websense, Inc.*	200	3,368
Western Digital Corp.*	900	31,077
Western Union Co./The	3,000	74,160
Wind River Systems, Inc.*	200	2,178
Wright Express Corp.*	100	2,480
Xerox Corp.	3,600	48,816
Xilinx, Inc.	1,300	32,825
Yahoo!, Inc.*	5,455	112,700
Zebra Technologies Corp., Class A*	300	9,792
Zoran Corp.*	200	2,340
		10,097,491
Materials — 1.3%
AbitibiBowater, Inc.	341	3,182
Air Products & Chemicals, Inc.	800	79,088
Airgas, Inc.	300	17,517
AK Steel Holding Corp.	400	27,600
Albemarle Corp.	400	15,964
Alcoa, Inc.	3,215	114,518
Allegheny Technologies, Inc.	400	23,712
AMCOL International Corp.	100	2,846
Apex Silver Mines Ltd.*	300	1,473
Aptargroup, Inc.	300	12,585
Arch Chemicals, Inc.	100	3,315
Ashland, Inc.	200	9,640
Ball Corp.	400	19,096
Bemis Co., Inc.	400	8,968
Brush Engineered Materials, Inc.*	100	2,442
Cabot Corp.	200	4,862
Calgon Carbon Corp.*	200	3,092
Carpenter Technology Corp.	200	8,730
Celanese Corp.	600	27,396
Century Aluminum Co.*	100	6,649
CF Industries Holdings, Inc.	200	30,560
Chemtura Corp.	800	4,672
Cleveland-Cliffs, Inc.	400	47,676
Coeur d'Alene Mines Corp.*	2,000	5,800
Commercial Metals Co.	500	18,850

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Materials — 1.3%
Compass Minerals International, Inc.	100	$8,056
Crown Holdings, Inc.*	700	18,193
Cytec Industries, Inc.	200	10,912
Deltic Timber Corp.	100	5,351
Domtar Corp.*	1,628	8,873
Dow Chemical Co./The	3,800	132,658
Eagle Materials, Inc.	200	5,066
Eastman Chemical Co.	300	20,658
Ecolab, Inc.	700	30,093
EI Du Pont de Nemours & Co.	3,600	154,404
Ferro Corp.	100	1,876
Flotek Industries, Inc.*	100	2,062
FMC Corp.	300	23,232
Freeport-McMoRan Copper & Gold, Inc.	1,536	180,004
General Moly, Inc.*	200	1,574
Glatfelter	200	2,702
Greif, Inc., Class A	200	12,806
Haynes International, Inc.*	100	5,755
HB Fuller Co.	200	4,488
Headwaters, Inc.*	100	1,177
Hecla Mining Co.*	400	3,704
Hercules, Inc.	400	6,772
Huntsman Corp.	600	6,840
Innospec, Inc.	200	3,764
International Flavors & Fragrances, Inc.	300	11,718
International Paper Co.	1,700	39,610
Intrepid Potash, Inc.*	100	6,578
Kaiser Aluminum Corp.	100	5,353
Koppers Holdings, Inc.	100	4,187
Louisiana-Pacific Corp.	400	3,396
Lubrizol Corp.	300	13,899
Martin Marietta Materials, Inc.	200	20,718
MeadWestvaco Corp.	700	16,688
Minerals Technologies, Inc.	100	6,359
Monsanto Co.	2,200	278,168
Mosaic Co./The*	600	86,820
Myers Industries, Inc.	100	815
Nalco Holding Co.	600	12,690
Neenah Paper, Inc.	100	1,671
NewMarket Corp.	100	6,623
Newmont Mining Corp.	1,700	88,672
Nucor Corp.	1,200	89,604
Olin Corp.	300	7,854
OM Group, Inc.*	100	3,279
Owens-Illinois, Inc.*	632	26,348
Packaging Corp of America	400	8,604
Pactiv Corp.*	500	10,615
PolyOne Corp.*	300	2,091
PPG Industries, Inc.	700	40,159
Praxair, Inc.	1,200	113,088
Reliance Steel & Aluminum Co.	300	23,127
Rock-Tenn Co., Class A	100	2,999
Rockwood Holdings, Inc.*	200	6,960
Rohm & Haas Co.	600	27,864
Royal Gold, Inc.	100	3,136
RPM International, Inc.	400	8,240
RTI International Metals, Inc.*	100	3,562
Schnitzer Steel Industries, Inc., Class A	100	11,460
Schulman A, Inc.	70	1,612
Schweitzer-Mauduit International, Inc.	100	1,685
Scotts Miracle-Gro Co./The, Class A	206	3,619
Sealed Air Corp.	600	11,406
Sensient Technologies Corp.	200	5,632
Sigma-Aldrich Corp.	600	32,316
Silgan Holdings, Inc.	100	5,074
Smurfit-Stone Container Corp.*	800	3,256
Solutia, Inc.*	200	2,564
Sonoco Products Co.	400	12,380

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Materials — 1.3%
Southern Copper Corp.	270	$28,790
Spartech Corp.	100	943
Steel Dynamics, Inc.	800	31,256
Stillwater Mining Co.*	100	1,183
Temple-Inland, Inc.	400	4,508
Terra Industries, Inc.	400	19,740
Texas Industries, Inc.	100	5,613
Titanium Metals Corp.	300	4,197
United States Steel Corp.	464	85,738
Valspar Corp.	400	7,564
Vulcan Materials Co.	423	25,287
Wausau Paper Corp.	100	771
Weyerhaeuser Co.	900	46,026
Worthington Industries, Inc.	200	4,100
WR Grace & Co.*	300	7,047
Zep, Inc.	100	1,488
Zoltek Cos, Inc.*	100	2,425
		2,500,428
Telecommunication Services — 0.9%
Alaska Communications Systems Group, Inc.	100	1,194
American Tower Corp., Class A*	1,600	67,600
AT&T, Inc.	23,371	787,369
Cbeyond, Inc.*	100	1,602
Centennial Communications Corp.*	100	699
CenturyTel, Inc.	400	14,236
Cincinnati Bell, Inc.*	800	3,184
Citizens Communications Co.	1,476	16,738
Clearwire Corp., Class A*	300	3,888
Cogent Communications Group, Inc.*	200	2,680
Consolidated Communications Holdings, Inc.	3	45
Crown Castle International Corp.*	1,137	44,036
Embarq Corp.	580	27,416
Fairpoint Communications, Inc.	315	2,271
FiberTower Corp.*	200	280
General Communication, Inc., Class A*	200	1,374
Global Crossing Ltd.*	200	3,588
IDT Corp., Class B*	200	340
Iowa Telecommunications Services, Inc.	100	1,761
iPCS, Inc.*	100	2,963
Leap Wireless International, Inc.*	200	8,634
Level 3 Communications, Inc.*	5,568	16,426
MetroPCS Communications, Inc.*	1,000	17,710
NII Holdings, Inc.*	700	33,243
NTELOS Holdings Corp.	100	2,537
PAETEC Holding Corp.*	300	1,905
Premiere Global Services, Inc.*	200	2,916
Qwest Communications International, Inc.	6,500	25,545
Rural Cellular Corp., Class A*	100	4,451
SBA Communications Corp., Class A*	400	14,404
Sprint Nextel Corp.	11,100	105,450
Syniverse Holdings, Inc.*	100	1,620
Telephone & Data Systems, Inc.	400	18,908
tw telecom inc*	600	9,618
US Cellular Corp.*	100	5,655
USA Mobility, Inc.*	100	755
Verizon Communications, Inc.	11,216	397,046
Windstream Corp.	1,847	22,792
		1,672,879
Utilities — 1.4%
AES Corp./The*	2,700	51,867
AGL Resources, Inc.	300	10,374
Allegheny Energy, Inc.	700	35,077
Allete, Inc.	100	4,200
Alliant Energy Corp.	400	13,704
Ameren Corp.	800	33,784
American Electric Power Co., Inc.	1,600	64,368
American States Water Co.	100	3,494
American Water Works Co., Inc.*	200	4,436

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Utilities — 1.4%
Aqua America, Inc.	600	$9,582
Aquila, Inc.*	1,500	5,655
Atmos Energy Corp.	300	8,271
Avista Corp.	200	4,292
Black Hills Corp.	100	3,206
California Water Service Group	100	3,277
Calpine Corp.*	1,400	31,584
Centerpoint Energy, Inc.	1,200	19,260
CH Energy Group, Inc.	100	3,557
Cleco Corp.	200	4,666
CMS Energy Corp.	900	13,410
Consolidated Edison, Inc.	1,100	42,999
Constellation Energy Group, Inc.	700	57,470
Dominion Resources, Inc./VA	2,352	111,697
DPL, Inc.	400	10,552
DTE Energy Co.	700	29,708
Duke Energy Corp.	4,992	86,761
Dynegy, Inc., Class A*	2,000	17,100
Edison International	1,300	66,794
El Paso Electric Co.*	200	3,960
Empire District Electric Co./The	100	1,854
Energen Corp.	300	23,409
Energy East Corp.	600	14,832
Entergy Corp.	746	89,878
Equitable Resources, Inc.	500	34,530
Exelon Corp.	2,600	233,896
FirstEnergy Corp.	1,200	98,796
FPL Group, Inc.	1,600	104,928
Great Plains Energy, Inc.	300	7,584
Hawaiian Electric Industries, Inc.	300	7,419
Idacorp, Inc.	200	5,778
Integrys Energy Group, Inc.	365	18,553
ITC Holdings Corp.	200	10,222
Laclede Group, Inc./The	100	4,037
MDU Resources Group, Inc.	800	27,888
MGE Energy, Inc.	100	3,262
Mirant Corp.*	943	36,918
National Fuel Gas Co.	300	17,844
New Jersey Resources Corp.	150	4,898
Nicor, Inc.	200	8,518
NiSource, Inc.	1,000	17,920
Northeast Utilities	600	15,318
Northwest Natural Gas Co.	100	4,626
NorthWestern Corp.	100	2,542
NRG Energy, Inc.*	978	41,956
NSTAR	400	13,528
OGE Energy Corp.	300	9,513
Oneok, Inc.	400	19,532
Ormat Technologies, Inc.	100	4,918
Pepco Holdings, Inc.	800	20,520
PG&E Corp.	1,400	55,566
Piedmont Natural Gas Co.	300	7,848
Pinnacle West Capital Corp.	400	12,308
PNM Resources, Inc.	300	3,588
Portland General Electric Co.	200	4,504
PPL Corp.	1,500	78,405
Progress Energy, Inc.	1,000	41,830
Public Service Enterprise Group, Inc.	2,000	91,860
Puget Energy, Inc.	570	13,674
Questar Corp.	700	49,728
Reliant Energy, Inc.*	1,400	29,778
SCANA Corp.	500	18,500
Sempra Energy	5,225	294,951
Sierra Pacific Resources	900	11,439
SJW Corp.	100	2,640
South Jersey Industries, Inc.	100	3,736
Southern Co.	3,000	104,760
Southern Union Co.	400	10,808

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Shares	Market Value

Utilities — 1.4%
Southwest Gas Corp.	200	$5,946
TECO Energy, Inc.	800	17,192
UGI Corp.	400	11,484
UIL Holdings Corp.	166	4,882
Unisource Energy Corp.	100	3,101
Vectren Corp.	300	9,363
Westar Energy, Inc.	400	8,604
WGL Holdings, Inc.	200	6,948
Wisconsin Energy Corp.	4,425	200,099
Xcel Energy, Inc.	1,700	34,119
		2,798,183
Total Common Stocks (Active & Passive Domestic Equities) (Cost — $62,311,172)		61,741,197

Investment Companies (Active International & Passive Domestic Equities) (8.2%)
Longleaf Partners International Fund	471,031	8,115,864
Oakmark International Fund, Class I	444,182	7,537,769
Total Investment Companies (Active International & Passive Domestic Equities) (Cost — $18,190,196)		15,653,633

Partnerships (Active Domestic & International Equities) (13.5%)
Partnership (Active Domestic Equity) — 4.5%
ValueAct Capital Partners II, L.P.**	7,300,000	8,775,000
Partnership (Active International Equity) — 9.0%
Liberty Square Strategic Partners IV (Asia), L.P.**	6,200,000	4,979,000
Walter Scott International Fund LLC**	9,066,882	12,236,000
Total Partnerships (Active Domestic & International Equities) (Cost — $22,600,000)		25,990,000

TOTAL EQUITY INVESTMENTS (Cost — $103,101,368)		103,384,830

ALTERNATIVE ASSETS (28.3%)

Hedge Funds
Canyon Value Realization Fund, L.P.**	9,000,000	11,051,000
FFIP, L.P.**	8,000,000	10,237,000
Lansdowne European Strategic Equity Fund, L.P.**	3,500,000	4,455,000
Perry Partners, L.P.**	9,000,000	10,826,000
Royal Capital Value Fund, L.P.**	3,500,000	4,621,000
Taconic Opportunity Fund, L.P.**	7,750,000	8,769,000
Tiedemann Global Emerging Markets QP, L.P.**	3,500,000	4,226,000
TOTAL ALTERNATIVE ASSETS (Cost — $44,250,000)		54,185,000

	Principal Amount	Market Value
FIXED INCOME INVESTMENTS (10.4%)

Collateralized Mortgage Obligations (0.4%)
Bear Stearns Commercial Mortgage Securities, Series 03-T10, Class A2, 4.74%, due 03/13/40	90,000	87,294
Commercial Mortgage Pass Through Certificates, Series 05-LP5, Class A4, 4.98%, due 05/10/43(f)	120,000	114,172
Credit Suisse Mortgage Capital Certificates, Series 06-C4, Class A3, 5.47%, due 09/15/39	180,000	171,102
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-LDP6, Class A4, 5.48%, due 04/15/43(f)	90,000	86,027
Citigroup Mortgage Loan Trust, Inc., Series 06-R7, Class 2A2A, 5.66%, due 11/25/36(f)	—	—
GS Mortgage Securities Corp. II, Series 07-GG10, Class A4, 5.80%, due 08/10/45(f)	220,000	210,365
JP Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A4, 5.88%, due 04/15/45(f)	80,000	78,583
		747,543
Corporate Bonds (3.9%)
Consumer Discretionary — 0.3%
CBS Corp., 7.88%, due 07/30/30	36,000	34,883
Comcast Corp., 5.70%, due 05/15/18	10,000	9,487
Comcast Corp., 6.50%, due 01/15/17	121,000	121,719
COX Communications, Inc., 5.45%, due 12/15/14	70,000	67,267
Daimler Finance North America LLC, 4.88%, due 06/15/10	46,000	46,276
Daimler Finance North America LLC, 5.75%, due 09/08/11	144,000	146,843
News America, Inc., 6.65%, due 11/15/37	70,000	68,350
Nordstrom, Inc., 6.25%, due 01/15/18	45,000	43,804

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Principal Amount	Market Value

Consumer Discretionary — 0.3% (Continued)
Time Warner Cable, Inc., 6.55%, due 05/01/37	44,000	$40,524
Time Warner, Inc., 6.50%, due 11/15/36	95,000	84,569
		663,722
Consumer Staples — 0.5%
ConAgra Foods, Inc., 7.88%, due 09/15/10	45,000	47,569
Costco Wholesale Corp., 5.50%, due 03/15/17	96,000	97,450
CVS/Caremark Corp., 5.75%, due 08/15/11	93,000	95,288
Delhaize America, Inc., 9.00%, due 04/15/31	80,000	94,176
Diageo Capital plc, 5.20%, due 01/30/13	55,000	55,063
Dr Pepper Snapple Group, Inc., 6.82%, due 05/01/18(c)	70,000	70,289
General Mills, Inc., 6.00%, due 02/15/12	70,000	71,979
Kellogg Co., 5.13%, due 12/03/12	85,000	86,118
Kellogg Co., Series B, 6.60%, due 04/01/11	41,000	43,136
Kroger Co./The, 7.50%, due 04/01/31	45,000	49,166
PepsiCo, Inc., 4.65%, due 02/15/13	45,000	45,668
Safeway, Inc., 7.25%, due 02/01/31	74,000	79,327
Wal-Mart Stores, Inc., 6.50%, due 08/15/37	65,000	66,895
		902,124
Energy — 0.4%
Anadarko Finance Co., Series B, 6.75%, due 05/01/11	52,000	54,052
Anadarko Finance Co., Series B, 7.50%, due 05/01/31	25,000	26,799
Canadian Natural Resources Ltd., 4.90%, due 12/01/14	35,000	33,606
Conoco Funding Co., 6.35%, due 10/15/11	40,000	42,302
ConocoPhillips Holding Co., 6.95%, due 04/15/29	76,000	83,353
EnCana Corp., 6.50%, due 08/15/34	45,000	44,148
Enterprise Products Operating LP, Series B, 5.60%, due 10/15/14	60,000	58,776
Kinder Morgan Energy Partners LP, 5.95%, due 02/15/18	95,000	92,554
Marathon Oil Corp., 5.90%, due 03/15/18	50,000	49,415
Pacific Gas & Electric Co., 6.05%, due 03/01/34	54,000	52,069
Petro-Canada, 6.05%, due 05/15/18	60,000	59,129
Valero Energy Corp., 6.88%, due 04/15/12	94,000	97,576
XTO Energy, Inc., 5.50%, due 06/15/18	45,000	42,974
		736,753
Financials — 1.3%
Allstate Life Global Funding Trusts, 5.38%, due 04/30/13	50,000	49,804
American Express Co., 8.15%, due 03/19/38	55,000	61,130
Bank of America Corp., 4.25%, due 10/01/10	28,000	27,791
Bank of America Corp., 5.75%, due 12/01/17	105,000	98,607
Bank of New York Mellon Corp./The, 4.95%, due 11/01/12	90,000	89,738
Bear Stearns Cos., Inc./The, 5.55%, due 01/22/17	50,000	46,211
Bear Stearns Cos., Inc./The, 6.95%, due 08/10/12	70,000	72,784
Berkshire Hathaway Finance Corp., 5.40%, due 05/15/18(c)	25,000	24,986
Boston Properties LP, 6.25%, due 01/15/13	23,000	23,424
Citigroup Capital XXI, 8.30%, due 12/21/77(f)	35,000	33,052
Citigroup, Inc., 5.13%, due 02/14/11	199,000	198,243
Credit Suisse USA, Inc., 6.13%, due 11/15/11	144,000	147,841
Deutsche Bank AG/London, 4.88%, due 05/20/13	110,000	108,208
Fifth Third Bancorp, 8.25%, due 03/01/38	35,000	28,354
General Electric Capital Corp., 5.63%, due 05/01/18	245,000	236,929
Goldman Sachs Group, Inc./The, 6.15%, due 04/01/18	132,000	128,061
Hartford Financial Services Group, Inc., 6.00%, due 01/15/19	45,000	43,259
Hartford Financial Services Group, Inc., 6.30%, due 03/15/18	40,000	39,957
International Lease Finance Corp., 5.13%, due 11/01/10	84,000	80,364
International Lease Finance Corp., 6.63%, due 11/15/13	60,000	53,909
John Deere Capital Corp., 7.00%, due 03/15/12	45,000	48,399
JP Morgan Chase Capital XV, 5.88%, due 03/15/35	43,000	35,479
JPMorgan Chase & Co., 5.60%, due 06/01/11	78,000	79,069
Kreditanstalt fuer Wiederaufbau, 3.75%, due 06/27/11	55,000	55,065
Merrill Lynch & Co., Inc., 6.15%, due 04/25/13	170,000	164,764
Morgan Stanley, 6.60%, due 04/01/12	75,000	76,254
National Rural Utilities Cooperative Finance Corp., 4.75%, due 03/01/14	72,000	69,643
NYSE Euronext, 4.80%, due 06/28/13	60,000	59,174
Prologis, 6.63%, due 05/15/18	45,000	44,328
Prudential Financial, Inc., 6.00%, due 12/01/17	50,000	49,448
Simon Property Group LP, 6.13%, due 05/30/18	50,000	48,640
Travelers Cos, Inc./The, 5.80%, due 05/15/18	90,000	87,566
Wells Fargo & Co., 4.38%, due 01/31/13	20,000	19,366

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Principal Amount	Market Value

Financials — 1.3% (Continued)
Wells Fargo & Co., 5.63%, due 12/11/17	75,000	$72,566
		2,502,413
Health Care — 0.4%
Abbott Laboratories, 5.88%, due 05/15/16	70,000	72,020
Aetna, Inc., 5.75%, due 06/15/11	69,000	71,368
AstraZeneca plc, 5.40%, due 09/15/12	108,000	110,447
Eli Lilly & Co., 5.20%, due 03/15/17	62,000	61,904
GlaxoSmithKline Capital, Inc., 4.85%, due 05/15/13	45,000	44,939
GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/18	45,000	44,828
McKesson Corp., 5.25%, due 03/01/13	47,000	46,254
Medco Health Solutions, Inc., 7.13%, due 03/15/18	45,000	46,732
UnitedHealth Group, Inc., 5.25%, due 03/15/11	45,000	44,792
UnitedHealth Group, Inc., 5.38%, due 03/15/16	41,000	38,520
WellPoint, Inc., 5.85%, due 01/15/36	56,000	48,122
Wyeth, 5.50%, due 02/01/14	108,000	108,873
		738,799
Industrials — 0.2%
Caterpillar, Inc., 6.05%, due 08/15/36	56,000	55,621
Lockheed Martin Corp., Series B, 6.15%, due 09/01/36	93,000	92,009
Union Pacific Corp., 6.65%, due 01/15/11	49,000	51,143
United Technologies Corp., 4.88%, due 05/01/15	95,000	94,431
		293,204
Information Technology — 0.2%
Cisco Systems, Inc., 5.25%, due 02/22/11	69,000	71,041
Fiserv, Inc., 6.13%, due 11/20/12	100,000	100,505
International Business Machines Corp., 5.88%, due 11/29/32	50,000	48,332
Intuit, Inc., 5.75%, due 03/15/17	34,000	31,935
Oracle Corp., 5.75%, due 04/15/18	55,000	54,953
Western Union Co./The, 5.93%, due 10/01/16	80,000	78,462
Xerox Corp., 5.50%, due 05/15/12	45,000	44,480
		429,708
Materials — 0.1%
ArcelorMittal, 5.38%, due 06/01/13(c)	70,000	68,928
BHP Billiton Finance USA Ltd., 5.25%, due 12/15/15	48,000	46,458
Rio Tinto Finance USA Ltd., 5.88%, due 07/15/13	105,000	105,582
Vale Overseas Ltd., 6.88%, due 11/21/36	39,000	36,220
		257,188
Telecommunication Services — 0.3%
France Telecom SA, 8.50%, due 03/01/31	40,000	48,418
New Cingular Wireless Services, Inc., 8.13%, due 05/01/12	149,000	163,199
New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	31,000	36,784
Telecom Italia Capital SA, 4.88%, due 10/01/10	54,000	53,550
Telecom Italia Capital SA, 6.00%, due 09/30/34	63,000	53,916
Telefonica Emisiones SAU, 6.22%, due 07/03/17	130,000	129,938
Verizon Communications, Inc., 5.25%, due 04/15/13	45,000	44,741
Verizon Communications, Inc., 5.85%, due 09/15/35	60,000	52,883
Vodafone Group plc, 6.15%, due 02/27/37	40,000	36,581
		620,010
Utilities — 0.2%
American Electric Power Co., Inc., Series C, 5.38%, due 03/15/10	41,000	41,431
Duke Energy Ohio, Inc., 5.70%, due 09/15/12	55,000	55,884
Exelon Corp., 4.90%, due 06/15/15	100,000	92,013
KeySpan Corp., 7.63%, due 11/15/10	30,000	31,997
Midamerican Energy Holdings Co., 6.13%, due 04/01/36	90,000	86,424
Veolia Environnement, 5.25%, due 06/03/13	45,000	44,958
		352,707
		7,496,628
Foreign Government Securities (0.5%)
China Government International Bond, 4.75%, due 10/29/13	50,000	50,310
Republic of Korea, 4.88%, due 09/22/14	53,000	51,881
Chile Government International Bond, 5.50%, due 01/15/13	160,000	165,616
Israel Government International Bond, 5.50%, due 11/09/16	28,000	28,698
Brazilian Government International Bond, 6.00%, due 01/17/17	100,000	101,950
Poland Government International Bond, 6.25%, due 07/03/12	174,000	174,829
Mexico Government International Bond, Series MTNA, 6.75%, due 09/27/34	197,000	209,017
Malaysia Government International Bond, 7.50%, due 07/15/11	150,000	162,801
Mexico Government International Bond, 9.88%, due 02/01/10	46,000	50,163

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Principal Amount	Market Value

Utilities — 0.2% (Continued)
		$995,265
U.S. Government Securities (4.8%)
Government National Mortgage Association (0.9%)
5.50%, due 07/15/38 TBA (d)(g)	870,000	865,650
6.00%, due 11/20/37	818,665	831,083
Federal Home Loan Mortgage Corp. (0.7%)
5.50%, due 10/01/37	689,554	679,965
6.00%, due 11/01/36	702,692	710,803
Federal Home Loan Bank System (0.2%)
2.20%, due 04/01/09	110,000	109,568
2.50%, due 01/22/09	125,000	124,803
5.00%, due 09/18/09	175,000	179,313
Federal National Mortgage Association (3.0%)
5.00%, due 06/01/33	366,865	354,316
5.00%, due 09/01/33	664,900	641,434
5.50%, due 04/01/34	348,349	345,450
5.50%, due 03/01/37	1,136,628	1,122,398
5.50%, due 02/01/37	1,105,063	1,091,228
5.50%, due 04/01/36	204,297	201,995
5.50%, due 07/25/37 TBA (d)(g)	240,000	236,550
5.50%, due 05/01/34	96,486	95,670
5.89%, due 12/01/36(f)	163,529	166,279
6.00%, due 07/25/38 TBA (d)(g)	490,000	494,287
6.50%, due 11/01/37	764,090	787,552
6.50%, due 07/25/36 TBA (d)(g)	220,000	226,462
		9,264,806
U.S. Treasury Securities (0.8%)
U.S. Treasury Note (0.8%)
3.13%, due 10/15/08(e)	487,000	488,902
3.63%, due 10/31/09(e)	400,000	406,719
3.88%, due 09/15/10(e)	311,000	319,067
4.88%, due 06/30/09(e)	250,000	256,113
		1,470,801
TOTAL FIXED INCOME INVESTMENTS (Cost — $20,234,360)		19,975,043

SHORT-TERM INVESTMENTS (6.2%)

Commercial Paper (0.1%)	217,722	217,722
JPMorgan Chase & Co., 1.53%, 12/31/49
Discount Notes (6.0%)
Federal Agricultural Mortgage Corp.
0.00%, due 8/4/08(a)	2,500,000	2,494,836
Federal Farm Credit
0.00%, due 12/15/04(a)	736,000	727,430
Federal Home Loan Bank
0.00%, due 9/17/08(a)	300,000	298,478
0.00%, due 9/5/08(a)	1,874,000	1,865,961
Federal National Mortgage Association
0.00%, due 8/20/08(a)	300,000	299,081
0.00%, due 9/10/08(a)	2,600,000	2,588,001
Freddie Mac Discount Notes
0.00%, due 8/20/08(a)	1,350,000	1,345,908
0.00%, due 7/21/08(a)	775,000	774,042
Freddie Mac Discount Notes, Series RB
0.00%, due 7/15/08(a)	1,150,000	1,148,975
U.S. Treasury Security (0.1%) United States Treasury Bill
0.00%, due 9/11/08	59,000	58,802
TOTAL SHORT-TERM INVESTMENTS
(Cost — $11,819,163)		11,819,236

TOTAL INVESTMENTS (98.8%)
(Cost $179,404,891)(b)		189,364,109
Other Assets in Excess of Liabilities (1.2%)		2,332,336
NET ASSETS (100.0%)		$191,696,445

Kiewit Investment Fund LLLP

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008

(Unaudited)

Futures Contracts:
Kiewit Investment Fund LLLP had the following futures contract(s) open at 6/30/2008.
	Number of Contracts	Notional Market Value	Expiration Date	Net Unrealized Depreciation
Long:
E-mini Russell 2000 Index	1	$69,170	September - 08	$(4,697)
E-mini S&P 500 Index	10	640,550	September - 08	(36,186)
E-mini S&P Mid Cap 400 Index	2	164,240	September - 08	(7,785)
				$(48,668)

*	Non-income producing security.
**	Securities were valued at fair value -- At June 30, 2008, the Fund held $80,175,000 of fair valued securities, representing 41.8% of net assets.
(a)	Zero coupon security — rate disclosed is yield as of June 30, 2008.
(b)	Estimated tax basis approximates book cost.
(c)	Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Dollar roll transaction.
(e)	All or a portion of the security has been segregated to meet the Fund's obligation for delayed delivery securities.
(f)	Variable or floating rate security. Rate disclosed is as of June 30, 2008.
(g)	Security is subject to delayed delivery.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To be announced.

Kiewit Investment Fund LLLP

Notes to Schedule of Investments

June 30, 2008 (Unaudited)

Summary of Significant Accounting Policies:  The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require the Fund to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation

Some Fund securities are priced daily, but for purposes of determining Net Asset Value, all securities are priced on the last business day of each quarter. In computing net asset value, securities and assets of the Fund are valued at market value, if market quotations are readily available, or are valued at fair value as determined in accordance with procedures adopted by the Fund’s Board of Directors (the “Board”). The Board has approved procedures pursuant to which the Fund may value its investments in private investment funds managed by third parties (“Portfolio Funds”) at fair value. As a general matter, the fair value of the Fund’s interest in a private investment fund represents the amount that the Fund believes it reasonably could expect to receive from a Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund’s valuation procedures require the Fund’s investment adviser, Hall Capital Partners LLC (“the Adviser”), to consider all relevant information available at the time the Fund values its portfolio, including the most recent final or estimated value reported by the Portfolio Funds, as well as any other relevant information available at the time the Fund values its portfolio. The Adviser will consider such information, and may conclude in certain circumstances that the information provided by the portfolio manager of a Portfolio Fund does not represent the fair value of the Fund’s interest in the Portfolio Fund.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective April 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

 The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$ 99,525,900	$ (48,668)
Level 2 – Other Significant Observable Inputs	9,663,209	--
Level 3 – Significant Unobservable Inputs	80,175,000	--
Total	$ 189,364,109	$ (48,668)

*Other financial instruments include futures, forwards, reverse repurchase agreements and swap contracts, if relevant.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities (000)	Other Financial Instruments (000)
Balance as of 3/31/08	$ 79,374,000	$ --
Accrued discounts/premiums	--	--
Realized gain (loss)	--	--
Change in unrealized appreciation (depreciation)	801,000	--
Change in realized appreciation (depreciation)	--	--
Net purchases (sales)	--	--
Net transfers in and/or out of Level 3	--	--
Balance as of 6/30/08	$ 80,175,000	$ --

 Futures

Financial futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations. Variation margin payable (receivable) includes initial margin and variation margin, as stated in the Statement of Assets and Liabilities. Futures contracts may be used by the Fund in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities. Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily correlates with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Item 2.  Controls and Procedures.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kiewit Investment Fund LLLP

By:

/s/ Robert L. Giles, Jr.

Robert L. Giles, Jr.

President and Chief Executive Officer

August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Robert L. Giles, Jr

Robert L. Giles, Jr.

President and Chief Executive Officer

August 19, 2008

By:

/s/ Denise A. Meredith

Denise A. Meredith

Treasurer and Chief Financial Officer

August 19, 2008